TABLE OF CONTENTS

PACIFIC SELECT FUND

Schedule of Investments	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-9
Statements of Changes in Net Assets	B-17
Statements of Cash Flows	B-25
Financial Highlights	B-26
Notes to Financial Statements	C-1
Disclosure of Fund Expenses	D-1
Approval of Sub-Advisory Agreement	D-5
Special Meeting of Shareholders	D-7
Where to Go for More Information	D-8

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-3
Statements of Operations	SA-9
Statements of Changes in Net Assets	SA-15
Financial Highlights	SA-32
Notes to Financial Statements	SA-43

The 2018 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Pacific Select Variable Annuity Separate Account Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

INVESTMENTS

JUNE 30, 2018 (Unaudited)

Each variable account invests in shares of the corresponding portfolio or fund (with the same name). The shares owned and value of investments as of June 30, 2018; and the cost of purchases and proceeds from sales of investments for the period ended June 30, 2018, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income *	25,852	$270,383	$3,472	$23,152
Diversified Bond *	273,470	2,641,679	1,089,653	305,316
Floating Rate Income *	46,095	546,446	83,079	62,468
Floating Rate Loan *	231,838	1,645,212	412,156	92,916
High Yield Bond *	2,179,340	17,485,949	1,123,938	1,735,067
Inflation Managed *	1,445,508	15,214,623	359,290	834,155
Inflation Strategy *	16,831	171,478	-	1,306
Managed Bond *	3,119,515	39,210,085	911,624	2,536,962
Short Duration Bond *	442,351	4,353,261	808,374	202,120
Emerging Markets Debt *	20,546	235,933	46,056	229,665
Comstock *	267,348	4,222,327	121,525	348,650
Developing Growth *	416,444	7,813,122	426,731	977,962
Dividend Growth *	432,895	8,797,704	145,899	1,229,276
Equity Index *	906,683	58,413,246	204,202	4,689,871
Focused Growth *	242,481	7,368,826	974,203	804,763
Growth *	2,170,954	68,810,133	339,902	5,064,419
Large-Cap Growth *	486,118	6,105,094	1,658,458	944,561
Large-Cap Value *	523,590	11,353,736	75,499	1,744,807
Main Street® Core *	1,677,617	64,905,117	1,883,669	4,871,445
Mid-Cap Equity *	583,320	12,523,795	141,565	2,121,407
Mid-Cap Growth *	471,708	6,933,249	741,541	1,598,472
Mid-Cap Value *	87,584	1,596,500	25,958	166,375
Small-Cap Equity *	90,279	1,968,735	57,548	335,582
Small-Cap Index *	444,903	11,198,988	1,317,080	1,783,364
Small-Cap Value *	221,106	4,902,573	94,785	940,106
Value Advantage *	6,136	102,737	3,540	8,420
Emerging Markets *	666,019	12,259,945	1,488,051	2,145,327
International Large-Cap *	879,740	8,266,171	115,951	647,841
International Small-Cap *	78,313	865,222	102,313	71,867
International Value *	1,902,784	23,192,583	115,452	1,535,576
Health Sciences *	179,898	6,849,052	642,726	1,888,027
Real Estate *	252,755	5,993,353	84,423	885,923
Technology *	347,133	2,881,647	890,858	777,722
Currency Strategies *	1,799	20,976	8,637	14,733
Diversified Alternatives *	15,556	173,583	-	6,516
Equity Long/Short *	14,978	204,400	3,597	104,191
Global Absolute Return *	6,834	78,496	5	3,444
Pacific Dynamix - Conservative Growth *	77,100	1,198,413	88,451	195,366
Pacific Dynamix - Moderate Growth *	267,633	5,221,137	101,487	84,514
Pacific Dynamix - Growth *	205,237	4,485,939	254,158	113,364
Portfolio Optimization Conservative *	2,507,015	31,651,489	1,789,777	2,483,165
Portfolio Optimization Moderate-Conservative *	2,877,235	39,538,504	1,273,655	2,695,975
Portfolio Optimization Moderate *	9,489,727	139,969,153	1,882,187	9,222,363
Portfolio Optimization Growth *	5,986,812	94,658,594	1,218,714	9,522,256
Portfolio Optimization Aggressive-Growth *	2,471,919	40,454,559	3,540	4,520,536
PSF DFA Balanced Allocation *	91,768	1,093,684	397,666	82,435
Invesco V.I. Balanced-Risk Allocation Series II *	106,656	1,186,010	22,682	142,437
Invesco V.I. Equity and Income Series II *	9,472	177,323	859	3,377
Invesco V.I. Global Real Estate Series II *	7,166	120,675	16,205	25,543
American Century VP Mid Cap Value Class II	59,061	1,241,456	141,258	414,995
American Funds IS Asset Allocation Class 4	640,980	14,434,868	1,685,913	624,210
American Funds IS Blue Chip Income and Growth Class 4	96,034	1,307,017	392,711	111,656
American Funds IS Bond Class 4	1,085	11,310	1,051	76

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

INVESTMENTS (Continued)

JUNE 30, 2018 (Unaudited)

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
American Funds IS Capital Income Builder® Class 4	20,680	$206,387	$10,219	$4,005
American Funds IS Global Balanced Class 4 *	109,585	1,374,191	117,166	68,783
American Funds IS Global Bond Class 4	3,160	36,146	11,204	5,713
American Funds IS Global Growth and Income Class 4	28,097	400,380	389,723	21,670
American Funds IS Global Growth Class 4	26,467	765,685	293,955	526,785
American Funds IS Global Small Capitalization Class 4	1,337	33,280	18,819	12,191
American Funds IS Growth Class 4	105,628	8,006,574	1,263,461	649,779
American Funds IS Growth-Income Class 4	172,335	8,409,958	718,986	592,104
American Funds IS High-Income Bond Class 4	17,056	183,347	40,638	194,868
American Funds IS International Class 4	39,128	795,862	1,707,732	1,207,313
American Funds IS International Growth and Income Class 4	68,663	1,178,259	111,193	86,480
American Funds IS Managed Risk Asset Allocation Class P2	63,076	810,521	819,945	10,659
American Funds IS New World Fund® Class 4	20,968	488,143	73,449	107,899
American Funds IS U.S. Government/AAA-Rated Securities Class 4	23,735	279,830	2,927	166,219
BlackRock® Global Allocation V.I. Class III *	697,505	10,183,580	92,306	780,901
BlackRock iShares® Alternative Strategies V.I. Class I *	31,887	355,864	294	35,360
BlackRock iShares® Dynamic Allocation V.I. Class I *	12,219	136,001	-	2,494
Fidelity® VIP Contrafund® Service Class 2	61,164	2,122,392	387,903	138,526
Fidelity VIP FundsManager® 60% Service Class 2	21,450	240,455	149,307	6,156
Fidelity VIP Government Money Market Service Class	7,032,298	7,032,298	4,081,998	4,704,046
Fidelity VIP Strategic Income Service Class 2	29,571	333,262	103,460	38,237
First Trust Dorsey Wright Tactical Core Class I	39,457	469,535	1,396	8,579
First Trust/Dow Jones Dividend & Income Allocation Class I	84,992	1,147,395	34,779	199,557
First Trust Multi Income Allocation Class I	3,955	42,204	446	298
Franklin Founding Funds Allocation VIP Class 4	155,040	1,097,680	63,341	186,783
Franklin Income VIP Class 2	4,458	69,193	3,303	96,266
Franklin Mutual Global Discovery VIP Class 2 *	39,636	772,899	13,163	189,524
Franklin Rising Dividends VIP Class 2	57,107	1,513,910	200,238	856,309
Templeton Global Bond VIP Class 2 *	43,548	713,751	33,614	19,359
Ivy VIP Asset Strategy Class II	2,397	22,811	49	135
Ivy VIP Energy Class II *	11,745	71,589	96,815	310,301
Janus Henderson Balanced Service Shares	72,939	2,676,859	432,606	412,896
Janus Henderson Flexible Bond Service Shares	10,871	133,934	17,951	2,890
ClearBridge Variable Aggressive Growth - Class II	27	757	103,180	104,437
Lord Abbett Bond Debenture Class VC *	42,144	515,838	28,622	36,269
Lord Abbett International Equity Class VC *	1,776	30,264	1,065	305
Lord Abbett Total Return Class VC *	23,835	389,701	32,209	95,502
MFS® Total Return Series - Service Class *	28,907	686,261	13,680	62,508
MFS Utilities Series - Service Class *	6,580	195,162	9,568	17,767
Oppenheimer Global Fund/VA Service Shares	18,624	821,490	474,958	86,535
Oppenheimer International Growth Fund/VA Service Shares	36,486	93,038	81,265	687
PIMCO All Asset All Authority - Advisor Class	16,009	135,913	2,746	23,163
PIMCO CommodityRealReturn® Strategy - Advisor Class	74,455	530,123	1,084,686	563,974
State Street Total Return V.I.S. Class 3 *	23,350	460,233	87,370	36,876
VanEck VIP Global Hard Assets Class S *	13,639	309,735	4,336	89,650

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period.

See Notes to Financial Statements	SA-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2018 (Unaudited)

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
ASSETS
Investments in mutual funds, at value	$270,383	$2,641,679	$546,446	$1,645,212	$17,485,949	$15,214,623
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	214	1,372	98	2,024	2,497	550
Total Assets	270,597	2,643,051	546,544	1,647,236	17,488,446	15,215,173
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	228	1,283	142	1,973	2,062	256
Investments purchased	-	-	-	-	-	-
Total Liabilities	228	1,283	142	1,973	2,062	256
NET ASSETS	$270,369	$2,641,768	$546,402	$1,645,263	$17,486,384	$15,214,917
Units Outstanding	26,727	187,370	49,184	152,155	354,603	407,704
Accumulation Unit Value	$10.12	$14.10	$11.11	$10.81	$49.31	$37.32
Cost of Investments	$270,808	$2,301,941	$465,936	$1,394,291	$10,702,854	$14,529,326

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
ASSETS
Investments in mutual funds, at value	$171,478	$39,210,085	$4,353,261	$235,933	$4,222,327	$7,813,122
Receivables:
Due from Pacific Life Insurance Company	22	-	-	-	-	-
Investments sold	6	2,820	153	18	187	298
Total Assets	171,506	39,212,905	4,353,414	235,951	4,222,514	7,813,420
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	2,176	191	33	25	17
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	2,176	191	33	25	17
NET ASSETS	$171,506	$39,210,729	$4,353,223	$235,918	$4,222,489	$7,813,403
Units Outstanding	17,466	933,416	401,417	21,706	202,430	319,788
Accumulation Unit Value	$9.82	$42.01	$10.84	$10.87	$20.86	$24.43
Cost of Investments	$166,954	$32,236,968	$4,005,344	$204,338	$1,526,641	$2,785,358

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
ASSETS
Investments in mutual funds, at value	$8,797,704	$58,413,246	$7,368,826	$68,810,133	$6,105,094	$11,353,736
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	618	6,802	197	5,079	236	433
Total Assets	8,798,322	58,420,048	7,369,023	68,815,212	6,105,330	11,354,169
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	455	6,565	73	4,841	215	30
Investments purchased	-	-	-	-	-	-
Total Liabilities	455	6,565	73	4,841	215	30
NET ASSETS	$8,797,867	$58,413,483	$7,368,950	$68,810,371	$6,105,115	$11,354,139
Units Outstanding	366,073	693,018	249,576	782,850	344,554	423,069
Accumulation Unit Value	$24.03	$84.29	$29.53	$87.90	$17.72	$26.84
Cost of Investments	$3,254,566	$15,789,788	$2,161,485	$27,332,864	$2,491,672	$4,305,087

See Notes to Financial Statements	SA-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Variable Accounts
	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Core	Equity	Growth	Value	Equity	Index
ASSETS
Investments in mutual funds, at value	$64,905,117	$12,523,795	$6,933,249	$1,596,500	$1,968,735	$11,198,988
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	7,606	1,355	969	96	71	942
Total Assets	64,912,723	12,525,150	6,934,218	1,596,596	1,968,806	11,199,930
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	7,200	1,017	745	44	81	722
Investments purchased	-	-	-	-	-	-
Total Liabilities	7,200	1,017	745	44	81	722
NET ASSETS	$64,905,523	$12,524,133	$6,933,473	$1,596,552	$1,968,725	$11,199,208
Units Outstanding	943,971	274,880	358,892	55,380	66,053	314,709
Accumulation Unit Value	$68.76	$45.56	$19.32	$28.83	$29.81	$35.59
Cost of Investments	$26,551,127	$5,217,354	$2,316,833	$820,775	$962,219	$3,751,094

	Small-Cap	Value	Emerging	International	International	International
	Value	Advantage	Markets	Large-Cap	Small-Cap	Value
ASSETS
Investments in mutual funds, at value	$4,902,573	$102,737	$12,259,945	$8,266,171	$865,222	$23,192,583
Receivables:
Due from Pacific Life Insurance Company	-	40	-	-	1	-
Investments sold	901	4	1,561	937	38	1,075
Total Assets	4,903,474	102,781	12,261,506	8,267,108	865,261	23,193,658
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	667	-	1,267	748	-	647
Investments purchased	-	-	-	-	-	-
Total Liabilities	667	-	1,267	748	-	647
NET ASSETS	$4,902,807	$102,781	$12,260,239	$8,266,360	$865,261	$23,193,011
Units Outstanding	105,313	6,548	325,236	555,435	60,643	1,241,445
Accumulation Unit Value	$46.55	$15.70	$37.70	$14.88	$14.27	$18.68
Cost of Investments	$1,926,064	$71,366	$3,673,028	$4,200,769	$396,546	$17,092,540

	Health	Real		Currency	Diversified	Equity
	Sciences	Estate	Technology	Strategies	Alternatives	Long/Short
ASSETS
Investments in mutual funds, at value	$6,849,052	$5,993,353	$2,881,647	$20,976	$173,583	$204,400
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	963	966	741	1	6	189
Total Assets	6,850,015	5,994,319	2,882,388	20,977	173,589	204,589
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	428	901	746	5	12	203
Investments purchased	-	-	-	-	-	-
Total Liabilities	428	901	746	5	12	203
NET ASSETS	$6,849,587	$5,993,418	$2,881,642	$20,972	$173,577	$204,386
Units Outstanding	143,426	112,337	259,150	1,932	16,081	15,529
Accumulation Unit Value	$47.76	$53.35	$11.12	$10.85	$10.79	$13.16
Cost of Investments	$1,274,845	$2,012,756	$1,477,077	$18,333	$175,841	$160,051

See Notes to Financial Statements	SA-4

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Variable Accounts
		Pacific	Pacific			Portfolio
	Global	Dynamix -	Dynamix -	Pacific	Portfolio	Optimization
	Absolute	Conservative	Moderate	Dynamix -	Optimization	Moderate-
	Return	Growth	Growth	Growth	Conservative	Conservative
ASSETS
Investments in mutual funds, at value	$78,496	$1,198,413	$5,221,137	$4,485,939	$31,651,489	$39,538,504
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	127	41	184	153	1,372	2,199
Total Assets	78,623	1,198,454	5,221,321	4,486,092	31,652,861	39,540,703
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	118	90	226	190	987	1,259
Investments purchased	-	-	-	-	-	-
Total Liabilities	118	90	226	190	987	1,259
NET ASSETS	$78,505	$1,198,364	$5,221,095	$4,485,902	$31,651,874	$39,539,444
Units Outstanding	7,343	71,089	266,066	197,554	2,650,303	3,052,595
Accumulation Unit Value	$10.69	$16.86	$19.62	$22.71	$11.94	$12.95
Cost of Investments	$73,761	$915,403	$3,443,365	$2,658,428	$24,630,694	$28,075,218

					Invesco V.I.
			Portfolio		Balanced-	Invesco V.I.
	Portfolio	Portfolio	Optimization	PSF DFA	Risk	Equity and
	Optimization	Optimization	Aggressive-	Balanced	Allocation	Income
	Moderate	Growth	Growth	Allocation	Series II	Series II
ASSETS
Investments in mutual funds, at value	$139,969,153	$94,658,594	$40,454,559	$1,093,684	$1,186,010	$177,323
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	4	-
Investments sold	196,847	15,072	1,372	80	43	6
Total Assets	140,166,000	94,673,666	40,455,931	1,093,764	1,186,057	177,329
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	196,728	14,353	482	135	-	113
Investments purchased	-	-	-	-	-	-
Total Liabilities	196,728	14,353	482	135	-	113
NET ASSETS	$139,969,272	$94,659,313	$40,455,449	$1,093,629	$1,186,057	$177,216
Units Outstanding	10,101,470	6,401,540	2,653,529	94,560	62,461	14,345
Accumulation Unit Value	$13.86	$14.79	$15.25	$11.57	$18.99	$12.35
Cost of Investments	$90,841,975	$56,665,681	$23,085,599	$998,176	$1,133,508	$156,775

				American		American
		American	American	Funds		Funds
	Invesco V.I.	Century	Funds	IS Blue Chip	American	IS Capital
	Global	VP Mid Cap	IS Asset	Income and	Funds	Income
	Real Estate	Value	Allocation	Growth	IS Bond	Builder
	Series II	Class II	Class 4	Class 4	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$120,675	$1,241,456	$14,434,868	$1,307,017	$11,310	$206,387
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	4	237	530	52	1	7
Total Assets	120,679	1,241,693	14,435,398	1,307,069	11,311	206,394
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	24	250	499	121	7	19
Investments purchased	-	-	-	-	-	-
Total Liabilities	24	250	499	121	7	19
NET ASSETS	$120,655	$1,241,443	$14,434,899	$1,306,948	$11,304	$206,375
Units Outstanding	11,588	67,293	1,187,447	99,730	1,132	19,433
Accumulation Unit Value	$10.41	$18.45	$12.16	$13.10	$9.99	$10.62
Cost of Investments	$116,001	$1,022,798	$13,592,093	$1,245,404	$11,665	$195,359

See Notes to Financial Statements	SA-5

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Variable Accounts

	American Funds IS Global Balanced Class 4	American Funds IS Global Bond Class 4	American Funds IS Global Growth and Income Class 4	American Funds IS Global Growth Class 4	American Funds IS Global Small Capitalization Class 4	American Funds IS Growth Class 4
ASSETS
Investments in mutual funds, at value	$1,374,191	$36,146	$400,380	$765,685	$33,280	$8,006,574
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	52	4	14	26	1	329
Total Assets	1,374,243	36,150	400,394	765,711	33,281	8,006,903
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	111	5	28	145	2	1,310
Investments purchased	-	-	-	-	-	-
Total Liabilities	111	5	28	145	2	1,310
NET ASSETS	$1,374,132	$36,145	$400,366	$765,566	$33,279	$8,005,593
Units Outstanding	116,943	3,545	31,707	51,874	2,609	543,195
Accumulation Unit Value	$11.75	$10.20	$12.63	$14.76	$12.76	$14.74
Cost of Investments	$1,337,664	$35,781	$437,141	$684,761	$30,983	$7,216,477

	American Funds IS Growth- Income Class 4	American Funds IS High- Income Bond Class 4	American Funds IS International Class 4	American Funds IS International Growth and Income Class 4	American Funds IS Managed Risk Asset Allocation Class P2	American Funds IS New World Fund Class 4
ASSETS
Investments in mutual funds, at value	$8,409,958	$183,347	$795,862	$1,178,259	$810,521	$488,143
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	1,055	10	29	269	28	19
Total Assets	8,411,013	183,357	795,891	1,178,528	810,549	488,162
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,054	19	157	370	58	41
Investments purchased	-	-	-	-	-	-
Total Liabilities	1,054	19	157	370	58	41
NET ASSETS	$8,409,959	$183,338	$795,734	$1,178,158	$810,491	$488,121
Units Outstanding	612,962	15,928	67,212	108,069	66,614	44,024
Accumulation Unit Value	$13.72	$11.51	$11.84	$10.90	$12.17	$11.09
Cost of Investments	$7,825,988	$174,125	$786,117	$1,082,095	$863,184	$415,455

	American Funds IS U.S. Government/ AAA-Rated Securities Class 4	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Funds Manager 60% Service Class 2
ASSETS
Investments in mutual funds, at value	$279,830	$10,183,580	$355,864	$136,001	$2,122,392	$240,455
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	10	1,673	12	5	401	8
Total Assets	279,840	10,185,253	355,876	136,006	2,122,793	240,463
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	42	1,193	27	18	425	15
Investments purchased	-	-	-	-	-	-
Total Liabilities	42	1,193	27	18	425	15
NET ASSETS	$279,798	$10,184,060	$355,849	$135,988	$2,122,368	$240,448
Units Outstanding	28,041	768,702	30,513	12,017	117,692	16,379
Accumulation Unit Value	$9.98	$13.25	$11.66	$11.32	$18.03	$14.68
Cost of Investments	$282,170	$7,712,611	$341,169	$135,226	$1,895,095	$252,660

See Notes to Financial Statements	SA-6

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Variable Accounts

	Fidelity VIP Government Money Market Service Class	Fidelity VIP Strategic Income Service Class 2	First Trust Dorsey Wright Tactical Core Class I	First Trust /Dow Jones Dividend & Income Allocation Class I	First Trust Multi Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 4
ASSETS
Investments in mutual funds, at value	$7,032,298	$333,262	$469,535	$1,147,395	$42,204	$1,097,680
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	261	27	16	40	1	40
Total Assets	7,032,559	333,289	469,551	1,147,435	42,205	1,097,720
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	37	31	42	106	6	26
Investments purchased	-	-	-	-	-	-
Total Liabilities	37	31	42	106	6	26
NET ASSETS	$7,032,522	$333,258	$469,509	$1,147,329	$42,199	$1,097,694
Units Outstanding	731,064	30,365	39,413	76,003	3,827	77,270
Accumulation Unit Value	$9.62	$10.98	$11.91	$15.10	$11.03	$14.21
Cost of Investments	$7,032,298	$329,079	$432,710	$1,081,386	$43,097	$831,421

	Franklin Income VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	Ivy VIP Asset Strategy Class II	Ivy VIP Energy Class II
ASSETS
Investments in mutual funds, at value	$69,193	$772,899	$1,513,910	$713,751	$22,811	$71,589
Receivables:
Due from Pacific Life Insurance Company	-	-	20	-	-	-
Investments sold	2	27	60	25	1	2
Total Assets	69,195	772,926	1,513,990	713,776	22,812	71,591
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	7	30	-	74	1	15
Investments purchased	-	-	-	-	-	-
Total Liabilities	7	30	-	74	1	15
NET ASSETS	$69,188	$772,896	$1,513,990	$713,702	$22,811	$71,576
Units Outstanding	6,319	54,004	86,733	74,519	2,284	8,670
Accumulation Unit Value	$10.95	$14.31	$17.46	$9.58	$9.99	$8.26
Cost of Investments	$62,071	$775,379	$1,358,747	$737,397	$20,500	$58,542

	Janus Henderson Balanced Service Shares	Janus Henderson Flexible Bond Service Shares	ClearBridge Variable Aggressive Growth - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett International Equity Class VC	Lord Abbett Total Return Class VC
ASSETS
Investments in mutual funds, at value	$2,676,859	$133,934	$757	$515,838	$30,264	$389,701
Receivables:
Due from Pacific Life Insurance Company	50	-	2	-	-	-
Investments sold	93	5	-	97	1	141
Total Assets	2,677,002	133,939	759	515,935	30,265	389,842
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	28	-	120	4	120
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	28	-	120	4	120
NET ASSETS	$2,677,002	$133,911	$759	$515,815	$30,261	$389,722
Units Outstanding	175,760	13,375	64	41,219	3,065	37,921
Accumulation Unit Value	$15.23	$10.01	$11.84	$12.51	$9.87	$10.28
Cost of Investments	$2,249,354	$138,219	$663	$485,239	$28,944	$390,981

See Notes to Financial Statements	SA-7

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Variable Accounts

	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	Oppenheimer Global Fund/VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares	PIMCO All Asset All Authority - Advisor Class	PIMCO Commodity- RealReturn Strategy - Advisor Class
ASSETS
Investments in mutual funds, at value	$686,261	$195,162	$821,490	$93,038	$135,913	$530,123
Receivables:
Due from Pacific Life Insurance Company	-	26	-	-	-	-
Investments sold	24	7	28	3	5	20
Total Assets	686,285	195,195	821,518	93,041	135,918	530,143
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	66	-	54	11	14	1
Investments purchased	-	-	-	-	-	-
Total Liabilities	66	-	54	11	14	1
NET ASSETS	$686,219	$195,195	$821,464	$93,030	$135,904	$530,142
Units Outstanding	46,307	14,161	62,816	8,186	14,256	94,414
Accumulation Unit Value	$14.82	$13.78	$13.08	$11.36	$9.53	$5.62
Cost of Investments	$607,513	$171,195	$767,337	$97,539	$130,140	$538,048

	State Street Total Return V.I.S. Class 3	VanEck VIP Global Hard Assets Class S
ASSETS
Investments in mutual funds, at value	$460,233	$309,735
Receivables:
Due from Pacific Life Insurance Company	-	-
Investments sold	16	10
Total Assets	460,249	309,745
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	82	12
Investments purchased	-	-
Total Liabilities	82	12
NET ASSETS	$460,167	$309,733
Units Outstanding	23,838	41,211
Accumulation Unit Value	$19.30	$7.52
Cost of Investments	$366,147	$268,748

See Notes to Financial Statements	SA-8

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,739	15,399	3,328	9,122	111,282	96,205
Net Investment Income (Loss)	(1,739)	(15,399)	(3,328)	(9,122)	(111,282)	(96,205)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(358)	1,534	114	2,669	199,851	13,036
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(358)	1,534	114	2,669	199,851	13,036
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,486)	(47,685)	9,180	24,727	(263,490)	(52,394)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($7,583)	($61,550)	$5,966	$18,274	($174,921)	($135,563)
			Short	Emerging
	Inflation	Managed	Duration	Markets		Developing
	Strategy	Bond	Bond	Debt	Comstock	Growth
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,062	251,671	26,073	2,173	27,318	44,606
Net Investment Income (Loss)	(1,062)	(251,671)	(26,073)	(2,173)	(27,318)	(44,606)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	14	272,552	115	8,476	150,590	393,107
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	14	272,552	115	8,476	150,590	393,107
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(116)	(951,548)	4,265	(28,406)	(157,795)	1,121,053
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,164)	($930,667)	($21,693)	($22,103)	($34,523)	$1,469,554
	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	56,837	377,091	44,175	427,278	35,362	76,002
Net Investment Income (Loss)	(56,837)	(377,091)	(44,175)	(427,278)	(35,362)	(76,002)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	656,325	3,259,006	13,317	2,505,928	9,466	1,049,728
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	656,325	3,259,006	13,317	2,505,928	9,466	1,049,728
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(511,964)	(1,811,883)	864,469	5,301,784	683,113	(1,257,222)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$87,524	$1,070,032	$833,611	$7,380,434	$657,217	($283,496)

See Notes to Financial Statements	SA-9

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Core	Equity	Growth	Value	Equity	Index
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	408,428	85,167	42,467	10,741	12,361	66,042
Net Investment Income (Loss)	(408,428)	(85,167)	(42,467)	(10,741)	(12,361)	(66,042)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,649,284	1,107,053	486,171	26,993	43,202	508,024
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,649,284	1,107,053	486,171	26,993	43,202	508,024
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,657,205)	(844,099)	248,364	(48,370)	38,330	229,251
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($416,349)	$177,787	$692,068	($32,118)	$69,171	$671,233
	Small-Cap	Value	Emerging	International	International	International
	Value	Advantage	Markets	Large-Cap	Small-Cap	Value
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	32,024	665	84,027	54,504	5,712	158,749
Net Investment Income (Loss)	(32,024)	(665)	(84,027)	(54,504)	(5,712)	(158,749)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	498,024	1,042	447,667	246,395	(92)	327,062
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	498,024	1,042	447,667	246,395	(92)	327,062
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(333,500)	(2,276)	(596,928)	(424,728)	(36,759)	(1,617,893)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$132,500	($1,899)	($233,288)	($232,837)	($42,563)	($1,449,580)
	Health	Real		Currency	Diversified	Equity
	Sciences	Estate	Technology	Strategies	Alternatives	Long/Short
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	46,476	38,401	16,619	152	1,112	1,497
Net Investment Income (Loss)	(46,476)	(38,401)	(16,619)	(152)	(1,112)	(1,497)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,005,859	476,071	33,520	792	78	27,333
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,005,859	476,071	33,520	792	78	27,333
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(523,718)	(657,942)	339,122	800	(3,090)	(46,002)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$435,665	($220,272)	$356,023	$1,440	($4,124)	($20,166)

See Notes to Financial Statements	SA-10

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
		Pacific	Pacific			Portfolio
	Global	Dynamix -	Dynamix -	Pacific	Portfolio	Optimization
	Absolute	Conservative	Moderate	Dynamix -	Optimization	Moderate-
	Return	Growth	Growth	Growth	Conservative	Conservative
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	516	7,689	32,718	27,792	207,573	254,003
Net Investment Income (Loss)	(516)	(7,689)	(32,718)	(27,792)	(207,573)	(254,003)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	63	21,243	525	2,669	131,099	507,053
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	63	21,243	525	2,669	131,099	507,053
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,286)	(27,346)	(20,682)	(2,051)	(640,374)	(954,714)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,739)	($13,792)	($52,875)	($27,174)	($716,848)	($701,664)
					Invesco V.I.
			Portfolio		Balanced-	Invesco V.I.
	Portfolio	Portfolio	Optimization	PSF DFA	Risk	Equity and
	Optimization	Optimization	Aggressive-	Balanced	Allocation	Income
	Moderate	Growth	Growth	Allocation	Series II	Series II
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	907,460	622,647	263,474	5,824	7,774	1,132
Net Investment Income (Loss)	(907,460)	(622,647)	(263,474)	(5,824)	(7,774)	(1,132)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,580,948	3,394,970	2,009,962	(382)	7,907	(4)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,580,948	3,394,970	2,009,962	(382)	7,907	(4)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,608,994)	(3,695,495)	(1,911,836)	(2,030)	(13,211)	(2,192)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,935,506)	($923,172)	($165,348)	($8,236)	($13,078)	($3,328)
				American		American
		American	American	Funds		Funds IS
	Invesco V.I.	Century	Funds IS	IS Blue	American	Capital
	Global	VP Mid Cap	Asset	Chip Income	Funds	Income
	Real Estate	Value	Allocation	and Growth	IS Bond	Builder
	Series II	Class II	Class 4	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends	$-	$8,548	$40,728	$4,817	$38	$2,753
EXPENSES
Mortality and expense risk	716	9,307	89,373	7,814	65	1,300
Net Investment Income (Loss)	(716)	(759)	(48,645)	(2,997)	(27)	1,453
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,542)	47,181	(2,986)	(2,700)	(3)	(106)
Capital gain distributions	-	87,755	632,482	101,089	14	450
Realized Gain (Loss) on Investments	(1,542)	134,936	629,496	98,389	11	344
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	346	(150,979)	(552,740)	(102,831)	(253)	(8,069)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,912)	($16,802)	$28,111	($7,439)	($269)	($6,272)

See Notes to Financial Statements	SA-11

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
			American		American
	American	American	Funds	American	Funds
	Funds	Funds	IS Global	Funds	IS Global	American
	IS Global	IS Global	Growth	IS Global	Small	Funds
	Balanced	Bond	and Income	Growth	Capitalization	IS Growth
	Class 4	Class 4	Class 4	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends	$-	$64	$873	$443	$7	$6,322
EXPENSES
Mortality and expense risk	8,615	232	1,045	6,640	168	48,635
Net Investment Income (Loss)	(8,615)	(168)	(172)	(6,197)	(161)	(42,313)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	30	(116)	(159)	15,681	409	31,671
Capital gain distributions	-	128	30,595	51,798	1,465	788,144
Realized Gain (Loss) on Investments	30	12	30,436	67,479	1,874	819,815
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(10,075)	(891)	(42,271)	(40,552)	(532)	(109,153)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($18,660)	($1,047)	($12,007)	$20,730	$1,181	$668,349
					American
		American		American	Funds
	American	Funds		Funds IS	IS Managed	American
	Funds	IS High-	American	International	Risk	Funds IS
	IS Growth-	Income	Funds IS	Growth and	Asset	New World
	Income	Bond	International	Income	Allocation	Fund
	Class 4	Class 4	Class 4	Class 4	Class P2	Class 4
INVESTMENT INCOME
Dividends	$16,851	$1,678	$1,338	$3,357	$8,906	$953
EXPENSES
Mortality and expense risk	52,627	1,778	4,984	7,716	3,698	3,504
Net Investment Income (Loss)	(35,776)	(100)	(3,646)	(4,359)	5,208	(2,551)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	39,308	(474)	(26,166)	(2,017)	(583)	2,873
Capital gain distributions	576,139	-	38,064	-	31,857	13,887
Realized Gain (Loss) on Investments	615,447	(474)	11,898	(2,017)	31,274	16,760
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(114,201)	(1,296)	(44,514)	(29,255)	(54,687)	(39,753)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$465,470	($1,870)	($36,262)	($35,631)	($18,205)	($25,544)
	American
	Funds IS
	U.S.		BlackRock	BlackRock		Fidelity VIP
	Government/	BlackRock	iShares	iShares	Fidelity VIP	FundsManager
	AAA-Rated	Global	Alternative	Dynamic	Contrafund	60%
	Securities	Allocation	Strategies	Allocation	Service	Service
	Class 4	V.I. Class III	V.I. Class I	V.I. Class I	Class 2	Class 2
INVESTMENT INCOME
Dividends	$736	$-	$-	$-	$2,669	$157
EXPENSES
Mortality and expense risk	1,934	66,418	2,273	859	13,162	1,442
Net Investment Income (Loss)	(1,198)	(66,418)	(2,273)	(859)	(10,493)	(1,285)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(695)	95,596	(603)	14	(940)	(740)
Capital gain distributions	-	-	-	-	174,876	26,200
Realized Gain (Loss) on Investments	(695)	95,596	(603)	14	173,936	25,460
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,321)	(255,039)	815	-	(114,352)	(26,800)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($7,214)	($225,861)	($2,061)	($845)	$49,091	($2,625)

See Notes to Financial Statements	SA-12

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
				First
	Fidelity VIP		First Trust	Trust/Dow
	Government	Fidelity VIP	Dorsey	Jones	First Trust	Franklin
	Money	Strategic	Wright	Dividend &	Multi	Founding
	Market	Income	Tactical	Income	Income	Funds
	Service	Service	Core	Allocation	Allocation	Allocation
	Class	Class 2	Class I	Class I	Class I	VIP Class 4
INVESTMENT INCOME
Dividends	$47,074	$-	$193	$7,971	$446	$31,406
EXPENSES
Mortality and expense risk	46,468	1,915	2,926	7,676	261	7,638
Net Investment Income (Loss)	606	(1,915)	(2,733)	295	185	23,768
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	(828)	189	(740)	(6)	19,654
Capital gain distributions	-	132	564	2,351	-	25,702
Realized Gain (Loss) on Investments	-	(696)	753	1,611	(6)	45,356
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	-	(3,218)	19,317	(17,808)	(860)	(86,821)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$606	($5,829)	$17,337	($15,902)	($681)	($17,697)
		Franklin
		Mutual	Franklin		Ivy
	Franklin	Global	Rising	Templeton	VIP Asset	Ivy
	Income	Discovery	Dividends	Global Bond	Strategy	VIP Energy
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	Class II	Class II
INVESTMENT INCOME
Dividends	$3,303	$-	$21,704	$-	$29	$-
EXPENSES
Mortality and expense risk	749	5,390	11,690	4,490	144	787
Net Investment Income (Loss)	2,554	(5,390)	10,014	(4,490)	(115)	(787)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,802	(16,593)	51,503	(1,726)	2	24,030
Capital gain distributions	-	-	105,124	-	-	-
Realized Gain (Loss) on Investments	1,802	(16,593)	156,627	(1,726)	2	24,030
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,579)	4,323	(177,358)	(3,534)	359	(13,156)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,223)	($17,660)	($10,717)	($9,750)	$246	$10,087
		Janus
	Janus	Henderson	ClearBridge
	Henderson	Flexible	Variable	Lord Abbett	Lord Abbett
	Balanced	Bond	Aggressive	Bond	International	Lord Abbett
	Service	Service	Growth	Debenture	Equity	Total Return
	Shares	Shares	- Class II	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends	$33,310	$1,902	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	17,071	754	192	3,231	196	2,564
Net Investment Income (Loss)	16,239	1,148	(192)	(3,231)	(196)	(2,564)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	7,852	(112)	(3,844)	(1,620)	2	(3,927)
Capital gain distributions	70,169	-	11	-	-	-
Realized Gain (Loss) on Investments	78,021	(112)	(3,833)	(1,620)	2	(3,927)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(29,619)	(3,967)	(378)	(4,305)	(2,010)	(4,757)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,641	($2,931)	($4,403)	($9,156)	($2,204)	($11,248)

See Notes to Financial Statements	SA-13

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
				Oppenheimer		PIMCO
	MFS	MFS	Oppenheimer	International	PIMCO	Commodity-
	Total Return	Utilities	Global	Growth	All Asset All	RealReturn
	Series -	Series -	Fund/VA	Fund/VA	Authority -	Strategy -
	Service	Service	Service	Service	Advisor	Advisor
	Class	Class	Shares	Shares	Class	Class
INVESTMENT INCOME
Dividends	$-	$-	$6,155	$550	$1,530	$7,560
EXPENSES
Mortality and expense risk	4,458	1,219	4,958	450	986	2,809
Net Investment Income (Loss)	(4,458)	(1,219)	1,197	100	544	4,751
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	63	1,098	(1,714)	(17)	(700)	8,927
Capital gain distributions	-	-	57,408	1,745	-	-
Realized Gain (Loss) on Investments	63	1,098	55,694	1,728	(700)	8,927
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(15,650)	3,360	(53,089)	(7,126)	(5,970)	(8,185)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($20,045)	$3,239	$3,802	($5,298)	($6,126)	$5,493
	State Street	VanEck VIP
	Total Return	Global Hard
	V.I.S.	Assets
	Class 3	Class S
INVESTMENT INCOME
Dividends	$-	$-
EXPENSES
Mortality and expense risk	2,775	2,104
Net Investment Income (Loss)	(2,775)	(2,104)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	143	12,211
Capital gain distributions	-	-
Realized Gain (Loss) on Investments	143	12,211
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,221)	(12,757)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5,853)	($2,650)

See Notes to Financial Statements	SA-14

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Core Income		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,739)	($1,428)	($15,399)	($27,051)	($3,328)	($6,687)
Realized gain (loss) on investments	(358)	399	1,534	72,396	114	2,592
Change in net unrealized appreciation (depreciation) on investments	(5,486)	4,281	(47,685)	73,419	9,180	17,373
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,583)	3,252	(61,550)	118,764	5,966	13,278
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	17,189	18,289	-
Transfers between variable and fixed accounts, net	(14,427)	288,048	936,678	(331,709)	43,634	13,381
Contract benefits and terminations	(3,301)	(10,789)	(134,189)	(124,809)	(37,546)	(56,897)
Contract charges and deductions	(213)	(205)	(2,753)	(5,513)	(438)	(908)
Other	1	(13)	(32)	98	-	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(17,940)	277,041	799,704	(444,744)	23,939	(44,425)
NET INCREASE (DECREASE) IN NET ASSETS	(25,523)	280,293	738,154	(325,980)	29,905	(31,147)
NET ASSETS
Beginning of Year or Period	295,892	15,599	1,903,614	2,229,594	516,497	547,644
End of Year or Period	$270,369	$295,892	$2,641,768	$1,903,614	$546,402	$516,497
	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($9,122)	($17,585)	($111,282)	($237,459)	($96,205)	($202,781)
Realized gain (loss) on investments	2,669	18,202	199,851	580,987	13,036	26,592
Change in net unrealized appreciation (depreciation) on investments	24,727	36,218	(263,490)	836,694	(52,394)	559,971
Net Increase (Decrease) in Net Assets Resulting from Operations	18,274	36,835	(174,921)	1,180,222	(135,563)	383,782
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,202	11,037	42,229	64,062	67,564	251,879
Transfers between variable and fixed accounts, net	373,159	(111,522)	123,609	128,749	285,599	(314,816)
Contract benefits and terminations	(55,774)	(103,154)	(646,311)	(1,807,939)	(718,701)	(1,072,083)
Contract charges and deductions	(2,235)	(3,654)	(19,339)	(38,045)	(13,146)	(27,983)
Other	4	16	(6)	107	39	449
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	328,356	(207,277)	(499,818)	(1,653,066)	(378,645)	(1,162,554)
NET INCREASE (DECREASE) IN NET ASSETS	346,630	(170,442)	(674,739)	(472,844)	(514,208)	(778,772)
NET ASSETS
Beginning of Year or Period	1,298,633	1,469,075	18,161,123	18,633,967	15,729,125	16,507,897
End of Year or Period	$1,645,263	$1,298,633	$17,486,384	$18,161,123	$15,214,917	$15,729,125

(1) Unaudited.

See Notes to Financial Statements	SA-15

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,062)	($2,160)	($251,671)	($528,680)	($26,073)	($47,141)
Realized gain (loss) on investments	14	75	272,552	621,706	115	7,484
Change in net unrealized appreciation (depreciation) on investments	(116)	5,294	(951,548)	1,339,182	4,265	39,267
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,164)	3,209	(930,667)	1,432,208	(21,693)	(390)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	147,913	397,489	12,641	8,729
Transfers between variable and fixed accounts, net	(118)	(41)	919,388	710,768	757,069	469,082
Contract benefits and terminations	-	(3,539)	(2,381,161)	(4,108,146)	(133,763)	(460,420)
Contract charges and deductions	(127)	(261)	(41,784)	(92,941)	(3,610)	(6,425)
Other	1	1	(17,993)	(16,001)	(82)	12
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(244)	(3,840)	(1,373,637)	(3,108,831)	632,255	10,978
NET INCREASE (DECREASE) IN NET ASSETS	(1,408)	(631)	(2,304,304)	(1,676,623)	610,562	10,588
NET ASSETS
Beginning of Year or Period	172,914	173,545	41,515,033	43,191,656	3,742,661	3,732,073
End of Year or Period	$171,506	$172,914	$39,210,729	$41,515,033	$4,353,223	$3,742,661
	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,173)	($4,483)	($27,318)	($53,854)	($44,606)	($79,125)
Realized gain (loss) on investments	8,476	624	150,590	451,527	393,107	351,396
Change in net unrealized appreciation (depreciation) on investments	(28,406)	38,417	(157,795)	255,147	1,121,053	1,327,355
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,103)	34,558	(34,523)	652,820	1,469,554	1,599,626
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,918	20,602	15,646	12,807	4,783	4,499
Transfers between variable and fixed accounts, net	(165,879)	222,738	50,467	(239,377)	(141,139)	(68,720)
Contract benefits and terminations	(26,145)	(19,500)	(261,763)	(494,360)	(363,880)	(616,594)
Contract charges and deductions	(353)	(868)	(4,162)	(7,699)	(6,360)	(11,593)
Other	31	(9)	17	(2,475)	66	(1,180)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(181,428)	222,963	(199,795)	(731,104)	(506,530)	(693,588)
NET INCREASE (DECREASE) IN NET ASSETS	(203,531)	257,521	(234,318)	(78,284)	963,024	906,038
NET ASSETS
Beginning of Year or Period	439,449	181,928	4,456,807	4,535,091	6,850,379	5,944,341
End of Year or Period	$235,918	$439,449	$4,222,489	$4,456,807	$7,813,403	$6,850,379

(1) Unaudited.

See Notes to Financial Statements	SA-16

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($56,837)	($117,330)	($377,091)	($737,549)	($44,175)	($68,143)
Realized gain (loss) on investments	656,325	395,835	3,259,006	5,260,595	13,317	64,108
Change in net unrealized appreciation (depreciation) on investments	(511,964)	1,244,065	(1,811,883)	6,244,195	864,469	1,288,441
Net Increase (Decrease) in Net Assets Resulting from Operations	87,524	1,522,570	1,070,032	10,767,241	833,611	1,284,406
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,906	19,169	142,605	281,194	11,657	2,579
Transfers between variable and fixed accounts, net	(492,149)	(255,784)	(1,151,900)	(991,409)	587,340	1,091,777
Contract benefits and terminations	(536,453)	(812,090)	(3,044,423)	(6,046,919)	(379,207)	(564,521)
Contract charges and deductions	(7,612)	(15,475)	(55,316)	(109,698)	(6,182)	(9,959)
Other	815	222	665	433	20	167
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,026,493)	(1,063,958)	(4,108,369)	(6,866,399)	213,628	520,043
NET INCREASE (DECREASE) IN NET ASSETS	(938,969)	458,612	(3,038,337)	3,900,842	1,047,239	1,804,449
NET ASSETS
Beginning of Year or Period	9,736,836	9,278,224	61,451,820	57,550,978	6,321,711	4,517,262
End of Year or Period	$8,797,867	$9,736,836	$58,413,483	$61,451,820	$7,368,950	$6,321,711
	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($427,278)	($779,547)	($35,362)	($54,158)	($76,002)	($159,946)
Realized gain (loss) on investments	2,505,928	3,112,578	9,466	90,791	1,049,728	639,797
Change in net unrealized appreciation (depreciation) on investments	5,301,784	13,833,149	683,113	1,135,010	(1,257,222)	1,043,617
Net Increase (Decrease) in Net Assets Resulting from Operations	7,380,434	16,166,180	657,217	1,171,643	(283,496)	1,523,468
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	183,120	352,781	19,629	4,377	4,892	60,375
Transfers between variable and fixed accounts, net	(911,226)	(1,508,623)	1,059,739	803,333	(1,123,357)	(48,416)
Contract benefits and terminations	(3,505,131)	(5,182,748)	(325,953)	(506,398)	(464,524)	(895,258)
Contract charges and deductions	(63,819)	(117,314)	(4,699)	(8,125)	(10,470)	(22,698)
Other	36	(1,828)	532	(2,289)	267	(5,514)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,297,020)	(6,457,732)	749,248	290,898	(1,593,192)	(911,511)
NET INCREASE (DECREASE) IN NET ASSETS	3,083,414	9,708,448	1,406,465	1,462,541	(1,876,688)	611,957
NET ASSETS
Beginning of Year or Period	65,726,957	56,018,509	4,698,650	3,236,109	13,230,827	12,618,870
End of Year or Period	$68,810,371	$65,726,957	$6,105,115	$4,698,650	$11,354,139	$13,230,827

(1) Unaudited.

See Notes to Financial Statements	SA-17

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($408,428)	($847,872)	($85,167)	($169,308)	($42,467)	($77,120)
Realized gain (loss) on investments	2,649,284	4,822,532	1,107,053	789,428	486,171	517,492
Change in net unrealized appreciation (depreciation) on investments	(2,657,205)	5,892,714	(844,099)	2,179,959	248,364	987,955
Net Increase (Decrease) in Net Assets Resulting from Operations	(416,349)	9,867,374	177,787	2,800,079	692,068	1,428,327
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	250,079	465,958	24,638	53,541	25,942	10,969
Transfers between variable and fixed accounts, net	239,798	(1,672,276)	(447,041)	(265,174)	(307,016)	(228,294)
Contract benefits and terminations	(3,011,159)	(6,955,872)	(1,460,527)	(1,153,608)	(527,485)	(486,857)
Contract charges and deductions	(58,154)	(121,387)	(11,968)	(23,940)	(6,185)	(10,930)
Other	267	(4,695)	333	(2,859)	305	64
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,579,169)	(8,288,272)	(1,894,565)	(1,392,040)	(814,439)	(715,048)
NET INCREASE (DECREASE) IN NET ASSETS	(2,995,518)	1,579,102	(1,716,778)	1,408,039	(122,371)	713,279
NET ASSETS
Beginning of Year or Period	67,901,041	66,321,939	14,240,911	12,832,872	7,055,844	6,342,565
End of Year or Period	$64,905,523	$67,901,041	$12,524,133	$14,240,911	$6,933,473	$7,055,844
	Mid-Cap Value		Small-Cap Equity		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($10,741)	($21,309)	($12,361)	($25,799)	($66,042)	($131,349)
Realized gain (loss) on investments	26,993	30,360	43,202	5,278	508,024	618,642
Change in net unrealized appreciation (depreciation) on investments	(48,370)	215,309	38,330	168,761	229,251	760,651
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,118)	224,360	69,171	148,240	671,233	1,247,944
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,903	19,695	7,748	5,216	9,823	11,087
Transfers between variable and fixed accounts, net	(46,946)	(15,024)	(197,074)	94,077	38,430	(223,002)
Contract benefits and terminations	(92,791)	(114,989)	(74,712)	(111,051)	(439,082)	(810,083)
Contract charges and deductions	(1,843)	(3,498)	(1,617)	(4,117)	(9,638)	(19,008)
Other	9	15	(9)	(49)	227	(1,830)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(129,668)	(113,801)	(265,664)	(15,924)	(400,240)	(1,042,836)
NET INCREASE (DECREASE) IN NET ASSETS	(161,786)	110,559	(196,493)	132,316	270,993	205,108
NET ASSETS
Beginning of Year or Period	1,758,338	1,647,779	2,165,218	2,032,902	10,928,215	10,723,107
End of Year or Period	$1,596,552	$1,758,338	$1,968,725	$2,165,218	$11,199,208	$10,928,215

(1) Unaudited.

See Notes to Financial Statements	SA-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Small-Cap Value		Value Advantage		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($32,024)	($74,199)	($665)	($1,997)	($84,027)	($151,599)
Realized gain (loss) on investments	498,024	653,485	1,042	12,215	447,667	552,808
Change in net unrealized appreciation (depreciation) on investments	(333,500)	(165,129)	(2,276)	6,102	(596,928)	2,956,937
Net Increase (Decrease) in Net Assets Resulting from Operations	132,500	414,157	(1,899)	16,320	(233,288)	3,358,146
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	17,022	63,074	474	915	35,716	94,726
Transfers between variable and fixed accounts, net	(549,292)	(445,079)	(2,140)	(169,784)	(68,268)	11,992
Contract benefits and terminations	(276,226)	(845,157)	(2,443)	(24,666)	(524,737)	(784,181)
Contract charges and deductions	(4,768)	(10,922)	(107)	(302)	(16,349)	(26,230)
Other	13	(3,530)	-	15	424	235
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(813,251)	(1,241,614)	(4,216)	(193,822)	(573,214)	(703,458)
NET INCREASE (DECREASE) IN NET ASSETS	(680,751)	(827,457)	(6,115)	(177,502)	(806,502)	2,654,688
NET ASSETS
Beginning of Year or Period	5,583,558	6,411,015	108,896	286,398	13,066,741	10,412,053
End of Year or Period	$4,902,807	$5,583,558	$102,781	$108,896	$12,260,239	$13,066,741
	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($54,504)	($105,634)	($5,712)	($11,098)	($158,749)	($313,225)
Realized gain (loss) on investments	246,395	308,760	(92)	80,765	327,062	393,963
Change in net unrealized appreciation (depreciation) on investments	(424,728)	1,713,764	(36,759)	163,770	(1,617,893)	4,500,826
Net Increase (Decrease) in Net Assets Resulting from Operations	(232,837)	1,916,890	(42,563)	233,437	(1,449,580)	4,581,564
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,006	14,243	250	-	79,575	187,023
Transfers between variable and fixed accounts, net	(125,036)	(140,698)	74,349	(45,950)	(171,433)	(546,961)
Contract benefits and terminations	(347,637)	(560,002)	(37,456)	(93,479)	(1,143,838)	(2,253,504)
Contract charges and deductions	(7,768)	(16,149)	(980)	(2,063)	(25,731)	(49,224)
Other	65	(1,786)	(8)	24	84	(1,589)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(477,370)	(704,392)	36,155	(141,468)	(1,261,343)	(2,664,255)
NET INCREASE (DECREASE) IN NET ASSETS	(710,207)	1,212,498	(6,408)	91,969	(2,710,923)	1,917,309
NET ASSETS
Beginning of Year or Period	8,976,567	7,764,069	871,669	779,700	25,903,934	23,986,625
End of Year or Period	$8,266,360	$8,976,567	$865,261	$871,669	$23,193,011	$25,903,934

(1) Unaudited.

See Notes to Financial Statements	SA-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($46,476)	($97,136)	($38,401)	($91,105)	($16,619)	($24,800)
Realized gain (loss) on investments	1,005,859	1,142,194	476,071	755,154	33,520	15,991
Change in net unrealized appreciation (depreciation) on investments	(523,718)	507,305	(657,942)	(543,692)	339,122	577,041
Net Increase (Decrease) in Net Assets Resulting from Operations	435,665	1,552,363	(220,272)	120,357	356,023	568,232
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	40,385	3,544	16,005	20,660	1,628	2,425
Transfers between variable and fixed accounts, net	(235,707)	(749,557)	(301,916)	(737,134)	222,189	673,628
Contract benefits and terminations	(996,344)	(611,764)	(471,175)	(529,359)	(91,632)	(76,230)
Contract charges and deductions	(7,266)	(14,793)	(6,075)	(14,180)	(2,434)	(3,929)
Other	247	231	111	2,114	21	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,198,685)	(1,372,339)	(763,050)	(1,257,899)	129,772	595,891
NET INCREASE (DECREASE) IN NET ASSETS	(763,020)	180,024	(983,322)	(1,137,542)	485,795	1,164,123
NET ASSETS
Beginning of Year or Period	7,612,607	7,432,583	6,976,740	8,114,282	2,395,847	1,231,724
End of Year or Period	$6,849,587	$7,612,607	$5,993,418	$6,976,740	$2,881,642	$2,395,847
	Currency Strategies		Diversified Alternatives (2)		Equity Long/Short
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($152)	($345)	($1,112)	($525)	($1,497)	($5,588)
Realized gain (loss) on investments	792	486	78	4	27,333	46,988
Change in net unrealized appreciation (depreciation) on investments	800	(1,365)	(3,090)	832	(46,002)	25,940
Net Increase (Decrease) in Net Assets Resulting from Operations	1,440	(1,224)	(4,124)	311	(20,166)	67,340
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,954	-	-	-	250	-
Transfers between variable and fixed accounts, net	(5,336)	(3,949)	-	182,884	(81,261)	(312,881)
Contract benefits and terminations	(10,561)	(625)	(5,263)	-	(17,862)	(82,596)
Contract charges and deductions	(21)	(47)	(143)	(82)	(226)	(827)
Other	21	1	2	(8)	7	18
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,943)	(4,620)	(5,404)	182,794	(99,092)	(396,286)
NET INCREASE (DECREASE) IN NET ASSETS	(4,503)	(5,844)	(9,528)	183,105	(119,258)	(328,946)
NET ASSETS
Beginning of Year or Period	25,475	31,319	183,105	-	323,644	652,590
End of Year or Period	$20,972	$25,475	$173,577	$183,105	$204,386	$323,644

(1) Unaudited.

(2) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-20

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Global Absolute Return		Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($516)	($947)	($7,689)	($19,193)	($32,718)	($63,575)
Realized gain (loss) on investments	63	157	21,243	47,725	525	19,703
Change in net unrealized appreciation (depreciation) on investments	(3,286)	3,442	(27,346)	96,967	(20,682)	634,190
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,739)	2,652	(13,792)	125,499	(52,875)	590,318
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	91,036	339,954	390	390
Transfers between variable and fixed accounts, net	8	54,510	(82,048)	53,994	94,764	396,643
Contract benefits and terminations	(2,852)	(7,037)	(105,071)	(788,219)	(37,982)	(454,211)
Contract charges and deductions	(79)	(137)	(1,969)	(3,701)	(7,479)	(13,848)
Other	-	-	(1,170)	1,177	(3)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,923)	47,336	(99,222)	(396,795)	49,690	(71,028)
NET INCREASE (DECREASE) IN NET ASSETS	(6,662)	49,988	(113,014)	(271,296)	(3,185)	519,290
NET ASSETS
Beginning of Year or Period	85,167	35,179	1,311,378	1,582,674	5,224,280	4,704,990
End of Year or Period	$78,505	$85,167	$1,198,364	$1,311,378	$5,221,095	$5,224,280
	Pacific Dynamix - Growth		Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($27,792)	($50,451)	($207,573)	($415,856)	($254,003)	($518,768)
Realized gain (loss) on investments	2,669	77,377	131,099	635,441	507,053	1,122,850
Change in net unrealized appreciation (depreciation) on investments	(2,051)	577,411	(640,374)	1,741,633	(954,714)	3,143,464
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,174)	604,337	(716,848)	1,961,218	(701,664)	3,747,546
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,637	19,664	4,912	32,948	142,040	194,718
Transfers between variable and fixed accounts, net	247,576	383,305	737,750	(156,197)	624,549	(378,045)
Contract benefits and terminations	(80,806)	(507,912)	(1,190,072)	(2,622,389)	(1,885,755)	(3,412,318)
Contract charges and deductions	(9,821)	(13,734)	(38,404)	(69,965)	(49,152)	(112,606)
Other	(5)	(20)	(26)	119	83	(52)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	168,581	(118,697)	(485,840)	(2,815,484)	(1,168,235)	(3,708,303)
NET INCREASE (DECREASE) IN NET ASSETS	141,407	485,640	(1,202,688)	(854,266)	(1,869,899)	39,243
NET ASSETS
Beginning of Year or Period	4,344,495	3,858,855	32,854,562	33,708,828	41,409,343	41,370,100
End of Year or Period	$4,485,902	$4,344,495	$31,651,874	$32,854,562	$39,539,444	$41,409,343

(1) Unaudited.

See Notes to Financial Statements	SA-21

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Portfolio Optimization Moderate		Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($907,460)	($1,857,526)	($622,647)	($1,252,277)	($263,474)	($538,363)
Realized gain (loss) on investments	2,580,948	5,914,360	3,394,970	3,568,557	2,009,962	1,408,098
Change in net unrealized appreciation (depreciation) on investments	(3,608,994)	12,582,347	(3,695,495)	11,657,226	(1,911,836)	5,942,221
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,935,506)	16,639,181	(923,172)	13,973,506	(165,348)	6,811,956
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	936,802	2,920,223	787,383	670,211	44,967	247,327
Transfers between variable and fixed accounts, net	(282,686)	(3,720,756)	(1,076,432)	(1,875,965)	(3,051,089)	(637,438)
Contract benefits and terminations	(6,833,238)	(15,567,557)	(7,154,557)	(7,206,794)	(1,187,490)	(2,659,674)
Contract charges and deductions	(252,762)	(551,028)	(238,825)	(484,430)	(59,909)	(119,732)
Other	(708)	17,042	2,002	234	162	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6,432,592)	(16,902,076)	(7,680,429)	(8,896,744)	(4,253,359)	(3,169,516)
NET INCREASE (DECREASE) IN NET ASSETS	(8,368,098)	(262,895)	(8,603,601)	5,076,762	(4,418,707)	3,642,440
NET ASSETS
Beginning of Year or Period	148,337,370	148,600,265	103,262,914	98,186,152	44,874,156	41,231,716
End of Year or Period	$139,969,272	$148,337,370	$94,659,313	$103,262,914	$40,455,449	$44,874,156
	PSF DFA Balanced Allocation		Invesco V.I. Balanced-Risk Allocation Series II		Invesco V.I. Equity and Income Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5,824)	($8,890)	($7,774)	$31,527	($1,132)	($5,084)
Realized gain (loss) on investments	(382)	2,583	7,907	83,610	(4)	75,348
Change in net unrealized appreciation (depreciation) on investments	(2,030)	84,938	(13,211)	(3,855)	(2,192)	(30,626)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,236)	78,631	(13,078)	111,282	(3,328)	39,638
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	7,352	30,885	-	-
Transfers between variable and fixed accounts, net	330,069	184,013	(75,111)	(216,107)	865	(1,256,095)
Contract benefits and terminations	(8,253)	(24,622)	(42,438)	(154,218)	(2,121)	(333,650)
Contract charges and deductions	(761)	(2,544)	(1,783)	(7,149)	(133)	(929)
Other	(11)	(30)	7	20	4	62
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	321,044	156,817	(111,973)	(346,569)	(1,385)	(1,590,612)
NET INCREASE (DECREASE) IN NET ASSETS	312,808	235,448	(125,051)	(235,287)	(4,713)	(1,550,974)
NET ASSETS
Beginning of Year or Period	780,821	545,373	1,311,108	1,546,395	181,929	1,732,903
End of Year or Period	$1,093,629	$780,821	$1,186,057	$1,311,108	$177,216	$181,929

(1) Unaudited.

See Notes to Financial Statements	SA-22

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Invesco V.I. Global Real Estate Series II		American Century VP Mid Cap Value Class II		American Funds IS Asset Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($716)	$2,391	($759)	$792	($48,645)	$12,010
Realized gain (loss) on investments	(1,542)	1,344	134,936	239,663	629,496	653,843
Change in net unrealized appreciation (depreciation) on investments	346	8,424	(150,979)	(35,674)	(552,740)	1,151,884
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,912)	12,159	(16,802)	204,781	28,111	1,817,737
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	760	21,878	5,325	124,953
Transfers between variable and fixed accounts, net	7,086	55,038	(135,511)	(1,918,204)	960,355	709,015
Contract benefits and terminations	(15,609)	(3,040)	(224,766)	(234,932)	(444,007)	(1,127,037)
Contract charges and deductions	(94)	(197)	(1,216)	(3,976)	(43,807)	(86,652)
Other	(5)	(6)	28	60	(2)	38
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,622)	51,795	(360,705)	(2,135,174)	477,864	(379,683)
NET INCREASE (DECREASE) IN NET ASSETS	(10,534)	63,954	(377,507)	(1,930,393)	505,975	1,438,054
NET ASSETS
Beginning of Year or Period	131,189	67,235	1,618,950	3,549,343	13,928,924	12,490,870
End of Year or Period	$120,655	$131,189	$1,241,443	$1,618,950	$14,434,899	$13,928,924
	American Funds IS Blue Chip Income and Growth Class 4		American Funds IS Bond Class 4		American Funds IS Capital Income Builder Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,997)	$1,686	($27)	($7)	$1,453	$2,686
Realized gain (loss) on investments	98,389	107,127	11	126	344	612
Change in net unrealized appreciation (depreciation) on investments	(102,831)	90,149	(253)	(90)	(8,069)	18,366
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,439)	198,962	(269)	29	(6,272)	21,664
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	720	66,400	-	-	-	-
Transfers between variable and fixed accounts, net	218,218	(928,191)	1,000	7,771	6,325	35,728
Contract benefits and terminations	(34,983)	(365,323)	-	(412)	(1,792)	(12,684)
Contract charges and deductions	(1,041)	(2,858)	(13)	(29)	(222)	(404)
Other	42	31	1	(2)	-	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	182,956	(1,229,941)	988	7,328	4,311	22,636
NET INCREASE (DECREASE) IN NET ASSETS	175,517	(1,030,979)	719	7,357	(1,961)	44,300
NET ASSETS
Beginning of Year or Period	1,131,431	2,162,410	10,585	3,228	208,336	164,036
End of Year or Period	$1,306,948	$1,131,431	$11,304	$10,585	$206,375	$208,336

(1) Unaudited.

See Notes to Financial Statements	SA-23

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	American Funds IS Global Balanced Class 4		American Funds IS Global Bond Class 4		American Funds IS Global Growth and Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($8,615)	$4,006	($168)	($301)	($172)	$886
Realized gain (loss) on investments	30	36,224	12	(3,762)	30,436	3,390
Change in net unrealized appreciation (depreciation) on investments	(10,075)	44,263	(891)	6,319	(42,271)	3,933
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,660)	84,493	(1,047)	2,256	(12,007)	8,209
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	-	-
Transfers between variable and fixed accounts, net	106,499	1,126,576	6,662	(100,982)	340,624	37,664
Contract benefits and terminations	(48,437)	(23,536)	(1,103)	(1,470)	(2,840)	(24,925)
Contract charges and deductions	(1,064)	(897)	(28)	(53)	(155)	(76)
Other	(1)	(42)	-	3	(10)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	56,997	1,102,101	5,531	(102,502)	337,619	12,662
NET INCREASE (DECREASE) IN NET ASSETS	38,337	1,186,594	4,484	(100,246)	325,612	20,871
NET ASSETS
Beginning of Year or Period	1,335,795	149,201	31,661	131,907	74,754	53,883
End of Year or Period	$1,374,132	$1,335,795	$36,145	$31,661	$400,366	$74,754
	American Funds IS Global Growth Class 4		American Funds IS Global Small Capitalization Class 4		American Funds IS Growth Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6,197)	($2,902)	($161)	($115)	($42,313)	($54,681)
Realized gain (loss) on investments	67,479	19,442	1,874	10	819,815	667,373
Change in net unrealized appreciation (depreciation) on investments	(40,552)	126,050	(532)	2,803	(109,153)	957,800
Net Increase (Decrease) in Net Assets Resulting from Operations	20,730	142,590	1,181	2,698	668,349	1,570,492
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,071	2,163	-	-	25,706	1,984
Transfers between variable and fixed accounts, net	(237,393)	513,962	5,645	18,123	111,458	531,706
Contract benefits and terminations	(45,204)	(12,631)	(300)	(851)	(258,560)	(569,497)
Contract charges and deductions	(904)	(1,025)	(24)	(24)	(10,690)	(15,991)
Other	(3)	(54)	3	(2)	(142)	(182)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(278,433)	502,415	5,324	17,246	(132,228)	(51,980)
NET INCREASE (DECREASE) IN NET ASSETS	(257,703)	645,005	6,505	19,944	536,121	1,518,512
NET ASSETS
Beginning of Year or Period	1,023,269	378,264	26,774	6,830	7,469,472	5,950,960
End of Year or Period	$765,566	$1,023,269	$33,279	$26,774	$8,005,593	$7,469,472

(1) Unaudited.

See Notes to Financial Statements	SA-24

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	American Funds IS Growth-Income Class 4		American Funds IS High- Income Bond Class 4		American Funds IS International Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($35,776)	($657)	($100)	$15,833	($3,646)	($632)
Realized gain (loss) on investments	615,447	554,324	(474)	(3,321)	11,898	57,490
Change in net unrealized appreciation (depreciation) on investments	(114,201)	983,807	(1,296)	883	(44,514)	55,921
Net Increase (Decrease) in Net Assets Resulting from Operations	465,470	1,537,474	(1,870)	13,395	(36,262)	112,779
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	56,190	19,647	139	32,438	25	-
Transfers between variable and fixed accounts, net	(143,414)	(320,434)	(115,340)	(1,708)	485,491	235,126
Contract benefits and terminations	(315,294)	(627,782)	(38,707)	(20,280)	(18,826)	(32,463)
Contract charges and deductions	(9,992)	(16,996)	(223)	(545)	(656)	(811)
Other	25	(80)	9	(3)	(48)	(66)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(412,485)	(945,645)	(154,122)	9,902	465,986	201,786
NET INCREASE (DECREASE) IN NET ASSETS	52,985	591,829	(155,992)	23,297	429,724	314,565
NET ASSETS
Beginning of Year or Period	8,356,974	7,765,145	339,330	316,033	366,010	51,445
End of Year or Period	$8,409,959	$8,356,974	$183,338	$339,330	$795,734	$366,010
	American Funds IS International Growth and Income Class 4		American Funds IS Managed Risk Asset Allocation Class P2		American Funds IS New World Fund Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,359)	$10,675	$5,208	($116)	($2,551)	($1,968)
Realized gain (loss) on investments	(2,017)	(6,552)	31,274	188	16,760	2,984
Change in net unrealized appreciation (depreciation) on investments	(29,255)	190,304	(54,687)	2,021	(39,753)	111,568
Net Increase (Decrease) in Net Assets Resulting from Operations	(35,631)	194,427	(18,205)	2,093	(25,544)	112,584
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	1,283	364	646
Transfers between variable and fixed accounts, net	74,489	310,968	779,179	53,632	(25,840)	144,480
Contract benefits and terminations	(44,456)	(53,600)	(1,191)	(598)	(19,846)	(33,727)
Contract charges and deductions	(959)	(1,510)	(5,767)	(29)	(466)	(768)
Other	(5)	(22)	(26)	(1)	4	(10)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	29,069	255,836	772,195	54,287	(45,784)	110,621
NET INCREASE (DECREASE) IN NET ASSETS	(6,562)	450,263	753,990	56,380	(71,328)	223,205
NET ASSETS
Beginning of Year or Period	1,184,720	734,457	56,501	121	559,449	336,244
End of Year or Period	$1,178,158	$1,184,720	$810,491	$56,501	$488,121	$559,449

(1) Unaudited.

See Notes to Financial Statements	SA-25

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	American Funds IS U.S. Government/AAA-Rated Securities Class 4		BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,198)	($1,473)	($66,418)	$1,271	($2,273)	$7,396
Realized gain (loss) on investments	(695)	(9,711)	95,596	288,611	(603)	1,260
Change in net unrealized appreciation (depreciation) on investments	(5,321)	12,654	(255,039)	980,979	815	14,632
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,214)	1,470	(225,861)	1,270,861	(2,061)	23,288
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	7,352	70,833	25,005	-	1,283
Transfers between variable and fixed accounts, net	(148,425)	(462,623)	(125,209)	(324,561)	(11,704)	297,447
Contract benefits and terminations	(13,400)	(29,907)	(545,444)	(803,518)	(20,791)	(2,763)
Contract charges and deductions	(268)	(865)	(22,474)	(40,241)	(296)	(386)
Other	5	45	143	128	(1)	(14)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(162,088)	(485,998)	(622,151)	(1,143,187)	(32,792)	295,567
NET INCREASE (DECREASE) IN NET ASSETS	(169,302)	(484,528)	(848,012)	127,674	(34,853)	318,855
NET ASSETS
Beginning of Year or Period	449,100	933,628	11,032,072	10,904,398	390,702	71,847
End of Year or Period	$279,798	$449,100	$10,184,060	$11,032,072	$355,849	$390,702
	BlackRock iShares Dynamic Allocation V.I. Class I		Fidelity VIP Contrafund Service Class 2		Fidelity VIP FundsManager 60% Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($859)	$2,250	($10,493)	($8,385)	($1,285)	($100)
Realized gain (loss) on investments	14	20	173,936	109,380	25,460	2,307
Change in net unrealized appreciation (depreciation) on investments	-	884	(114,352)	220,560	(26,800)	11,813
Net Increase (Decrease) in Net Assets Resulting from Operations	(845)	3,154	49,091	321,555	(2,625)	14,020
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	8,663	2,239	325	325
Transfers between variable and fixed accounts, net	-	133,539	122,250	846,277	122,586	30,973
Contract benefits and terminations	(1,502)	(2,393)	(44,157)	(282,312)	(4,439)	(5,149)
Contract charges and deductions	(134)	(40)	(1,759)	(3,094)	(236)	(703)
Other	1	(13)	(7)	(12)	(4)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,635)	131,093	84,990	563,098	118,232	25,444
NET INCREASE (DECREASE) IN NET ASSETS	(2,480)	134,247	134,081	884,653	115,607	39,464
NET ASSETS
Beginning of Year or Period	138,468	4,221	1,988,287	1,103,634	124,841	85,377
End of Year or Period	$135,988	$138,468	$2,122,368	$1,988,287	$240,448	$124,841

(1) Unaudited.

See Notes to Financial Statements	SA-26

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Fidelity VIP Government Money Market Service Class		Fidelity VIP Strategic Income Service Class 2		First Trust Dorsey Wright Tactical Core Class I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$606	($51,296)	($1,915)	$5,084	($2,733)	$134
Realized gain (loss) on investments	-	-	(696)	1,471	753	5,020
Change in net unrealized appreciation (depreciation) on investments	-	-	(3,218)	6,777	19,317	17,508
Net Increase (Decrease) in Net Assets Resulting from Operations	606	(51,296)	(5,829)	13,332	17,337	22,662
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	178,075	265,631	-	-	900	1,583
Transfers between variable and fixed accounts, net	491,034	173,008	103,347	115,557	(326)	468,713
Contract benefits and terminations	(1,284,956)	(1,126,626)	(36,056)	(12,782)	(5,003)	(35,297)
Contract charges and deductions	(7,078)	(15,235)	(283)	(384)	(586)	(449)
Other	325	(5)	(4)	(7)	-	(25)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(622,600)	(703,227)	67,004	102,384	(5,015)	434,525
NET INCREASE (DECREASE) IN NET ASSETS	(621,994)	(754,523)	61,175	115,716	12,322	457,187
NET ASSETS
Beginning of Year or Period	7,654,516	8,409,039	272,083	156,367	457,187	-
End of Year or Period	$7,032,522	$7,654,516	$333,258	$272,083	$469,509	$457,187
	First Trust/Dow Jones Dividend & Income Allocation Class I		First Trust Multi Income Allocation Class I (2)		Franklin Founding Funds Allocation VIP Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$295	$2,364	$185	$560	$23,768	$14,741
Realized gain (loss) on investments	1,611	58,862	(6)	1	45,356	78,991
Change in net unrealized appreciation (depreciation) on investments	(17,808)	54,838	(860)	(33)	(86,821)	31,463
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,902)	116,064	(681)	528	(17,697)	125,195
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,225	625	-	-	-	-
Transfers between variable and fixed accounts, net	11,340	538,301	-	42,430	(59,500)	(54,680)
Contract benefits and terminations	(177,759)	(5,453)	-	-	(111,451)	(95,017)
Contract charges and deductions	(2,228)	(3,143)	(37)	(36)	(1,962)	(5,937)
Other	3	(40)	-	(5)	7	7
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(167,419)	530,290	(37)	42,389	(172,906)	(155,627)
NET INCREASE (DECREASE) IN NET ASSETS	(183,321)	646,354	(718)	42,917	(190,603)	(30,432)
NET ASSETS
Beginning of Year or Period	1,330,650	684,296	42,917	-	1,288,297	1,318,729
End of Year or Period	$1,147,329	$1,330,650	$42,199	$42,917	$1,097,694	$1,288,297

(1) Unaudited.

(2) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-27

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Franklin Income VIP Class 2		Franklin Mutual Global Dividends VIP Class 2		Franklin Rising Dividends VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,554	$4,879	($5,390)	$4,329	$10,014	$3,453
Realized gain (loss) on investments	1,802	419	(16,593)	37,937	156,627	78,243
Change in net unrealized appreciation (depreciation) on investments	(5,579)	5,999	4,323	24,863	(177,358)	289,917
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,223)	11,297	(17,660)	67,129	(10,717)	371,613
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	1,400	650	101	4,879
Transfers between variable and fixed accounts, net	(64,881)	71,857	(116,277)	22,947	(482,269)	(268,206)
Contract benefits and terminations	(30,517)	(845)	(54,631)	(99,361)	(287,500)	(405,403)
Contract charges and deductions	(119)	(228)	(1,461)	(2,449)	(1,527)	(3,593)
Other	3	(7)	12	-	27	49
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(95,514)	70,777	(170,957)	(78,213)	(771,168)	(672,274)
NET INCREASE (DECREASE) IN NET ASSETS	(96,737)	82,074	(188,617)	(11,084)	(781,885)	(300,661)
NET ASSETS
Beginning of Year or Period	165,925	83,851	961,513	972,597	2,295,875	2,596,536
End of Year or Period	$69,188	$165,925	$772,896	$961,513	$1,513,990	$2,295,875
	Templeton Global Bond VIP Class 2		Ivy VIP Asset Strategy Class II		Ivy VIP Energy Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,490)	($9,581)	($115)	$77	($787)	($1,374)
Realized gain (loss) on investments	(1,726)	(14,818)	2	(18)	24,030	(43,153)
Change in net unrealized appreciation (depreciation) on investments	(3,534)	26,890	359	3,179	(13,156)	(6,028)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,750)	2,491	246	3,238	10,087	(50,555)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	43	101	-	20
Transfers between variable and fixed accounts, net	31,117	83,908	-	-	(206,930)	157,770
Contract benefits and terminations	(11,661)	(44,458)	-	-	(5,666)	(50,669)
Contract charges and deductions	(712)	(2,155)	(14)	(32)	(103)	(516)
Other	-	(1)	-	(1)	6	(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	18,744	37,294	29	68	(212,693)	106,596
NET INCREASE (DECREASE) IN NET ASSETS	8,994	39,785	275	3,306	(202,606)	56,041
NET ASSETS
Beginning of Year or Period	704,708	664,923	22,536	19,230	274,182	218,141
End of Year or Period	$713,702	$704,708	$22,811	$22,536	$71,576	$274,182

(1) Unaudited.

See Notes to Financial Statements	SA-28

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Janus Henderson Balanced Service Shares		Janus Henderson Flexible Bond Service Shares		JPMorgan Insurance Trust Global Allocation Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$16,239	$3,305	$1,148	$1,738		($86)
Realized gain (loss) on investments	78,021	19,380	(112)	(26)		1,014
Change in net unrealized appreciation (depreciation) on investments	(29,619)	365,928	(3,967)	88		378
Net Increase (Decrease) in Net Assets Resulting from Operations	64,641	388,613	(2,931)	1,800		1,306
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,617	32,480	-	-		-
Transfers between variable and fixed accounts, net	209,945	66,486	16,068	31,957		-
Contract benefits and terminations	(281,687)	(249,890)	(2,056)	(1,025)		(19,659)
Contract charges and deductions	(3,573)	(8,709)	(97)	(174)		(12)
Other	6	23	(2)	(3)		1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(66,692)	(159,610)	13,913	30,755		(19,670)
NET INCREASE (DECREASE) IN NET ASSETS	(2,051)	229,003	10,982	32,555		(18,364)
NET ASSETS
Beginning of Year or Period	2,679,053	2,450,050	122,929	90,374		18,364
End of Year or Period	$2,677,002	$2,679,053	$133,911	$122,929		$-
	JPMorgan Insurance Trust Income Builder Class 2 (2)		ClearBridge Variable Aggressive Growth - Class II		Lord Abbett Bond Debenture Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)		($86)	($192)	($58)	($3,231)	$16,489
Realized gain (loss) on investments		634	(3,833)	400	(1,620)	13,435
Change in net unrealized appreciation (depreciation) on investments		261	(378)	455	(4,305)	201
Net Increase (Decrease) in Net Assets Resulting from Operations		809	(4,403)	797	(9,156)	30,125
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners		-	-	-	3,179	861
Transfers between variable and fixed accounts, net		-	10,245	(39)	2,133	80,407
Contract benefits and terminations		(19,378)	(11,301)	-	(9,279)	(16,270)
Contract charges and deductions		(12)	(21)	(14)	(448)	(697)
Other		3	4	(1)	(1)	(5)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions		(19,387)	(1,073)	(54)	(4,416)	64,296
NET INCREASE (DECREASE) IN NET ASSETS		(18,578)	(5,476)	743	(13,572)	94,421
NET ASSETS
Beginning of Year or Period		18,578	6,235	5,492	529,387	434,966
End of Year or Period		$-	$759	$6,235	$515,815	$529,387

(1) Unaudited.

(2) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-29

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Lord Abbett International Equity Class VC		Lord Abbett Total Return Class VC		MFS Total Return Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($196)	$200	($2,564)	$6,237	($4,458)	$6,083
Realized gain (loss) on investments	2	3	(3,927)	(517)	63	19,012
Change in net unrealized appreciation (depreciation) on investments	(2,010)	6,165	(4,757)	2,867	(15,650)	45,555
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,204)	6,368	(11,248)	8,587	(20,045)	70,650
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	690	1,470	325	325
Transfers between variable and fixed accounts, net	981	(1,645)	18,000	169,332	(32,849)	633
Contract benefits and terminations	-	-	(79,072)	(44,964)	(10,598)	(31,396)
Contract charges and deductions	(25)	(55)	(349)	(648)	(1,248)	(2,762)
Other	-	(1)	6	(5)	3	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	956	(1,701)	(60,725)	125,185	(44,367)	(33,206)
NET INCREASE (DECREASE) IN NET ASSETS	(1,248)	4,667	(71,973)	133,772	(64,412)	37,444
NET ASSETS
Beginning of Year or Period	31,509	26,842	461,695	327,923	750,631	713,187
End of Year or Period	$30,261	$31,509	$389,722	$461,695	$686,219	$750,631
	MFS Utilities Series - Service Class		Neuberger Berman U.S. Equity Index PutWrite Strategy Class S (2)		Oppenheimer Global Fund/VA Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,219)	$6,641		($7)	$1,197	($1,633)
Realized gain (loss) on investments	1,098	1,763		194	55,694	8,643
Change in net unrealized appreciation (depreciation) on investments	3,360	17,762		(115)	(53,089)	106,876
Net Increase (Decrease) in Net Assets Resulting from Operations	3,239	26,166		72	3,802	113,886
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	1,318		-	3,179	861
Transfers between variable and fixed accounts, net	6,459	21,415		(4,966)	392,960	454,931
Contract benefits and terminations	(13,269)	(18,801)		-	(65,659)	(118,434)
Contract charges and deductions	(170)	(376)		(1)	(670)	(719)
Other	1	4		1	(2)	(16)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6,979)	3,560		(4,966)	329,808	336,623
NET INCREASE (DECREASE) IN NET ASSETS	(3,740)	29,726		(4,894)	333,610	450,509
NET ASSETS
Beginning of Year or Period	198,935	169,209		4,894	487,854	37,345
End of Year or Period	$195,195	$198,935		$-	$821,464	$487,854

(1) Unaudited.

(2) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-30

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Oppenheimer International Growth Fund/VA Service Shares		PIMCO All Asset All Authority - Advisor Class		PIMCO CommodityRealReturn Strategy - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$100	($42)	$544	$5,593	$4,751	$261
Realized gain (loss) on investments	1,728	971	(700)	(79)	8,927	(476)
Change in net unrealized appreciation (depreciation) on investments	(7,126)	3,675	(5,970)	7,599	(8,185)	(160)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,298)	4,604	(6,126)	13,113	5,493	(375)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	25	-
Transfers between variable and fixed accounts, net	78,982	731	(20,701)	14,863	538,224	6,508
Contract benefits and terminations	(193)	(152)	(142)	(140)	(21,911)	(10,196)
Contract charges and deductions	(58)	(30)	(117)	(240)	(378)	(79)
Other	(6)	(1)	2	(3)	(16)	35
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	78,725	548	(20,958)	14,480	515,944	(3,732)
NET INCREASE (DECREASE) IN NET ASSETS	73,427	5,152	(27,084)	27,593	521,437	(4,107)
NET ASSETS
Beginning of Year or Period	19,603	14,451	162,988	135,395	8,705	12,812
End of Year or Period	$93,030	$19,603	$135,904	$162,988	$530,142	$8,705
	State Street Total Return V.I.S. Class 3		VanEck VIP Global Hard Assets Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,775)	$1,783	($2,104)	($6,106)
Realized gain (loss) on investments	143	20,684	12,211	242
Change in net unrealized appreciation (depreciation) on investments	(3,221)	32,031	(12,757)	(32,464)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,853)	54,498	(2,650)	(38,328)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	139	4,891
Transfers between variable and fixed accounts, net	57,425	(2,100)	(61,356)	(241,820)
Contract benefits and terminations	(2,869)	(39,306)	(21,705)	(84,561)
Contract charges and deductions	(1,285)	(1,630)	(288)	(827)
Other	(3)	(8)	3	8
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	53,268	(43,044)	(83,207)	(322,309)
NET INCREASE (DECREASE) IN NET ASSETS	47,415	11,454	(85,857)	(360,637)
NET ASSETS
Beginning of Year or Period	412,752	401,298	395,590	756,227
End of Year or Period	$460,167	$412,752	$309,733	$395,590

(1) Unaudited.

See Notes to Financial Statements	SA-31

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Core Income
01/01/2018 - 06/30/2018 (Unaudited)	$10.12	26,727	$270,369	0.00%	1.25%	(2.60%)
2017	10.39	28,490	295,892	0.00%	1.25%	3.70%
01/08/2016 - 12/31/2016	10.01	1,558	15,599	0.00%	1.25%	3.60%
Diversified Bond
01/01/2018 - 06/30/2018 (Unaudited)	$14.10	187,370	$2,641,768	0.00%	1.25%	(3.01%)
2017	14.54	130,952	1,903,614	0.00%	1.25%	5.56%
2016	13.77	161,898	2,229,594	0.00%	1.25%	3.74%
2015	13.27	173,367	2,301,447	0.00%	1.25%	(0.20%)
2014	13.30	157,416	2,093,965	0.00%	1.25%	6.36%
2013	12.51	156,958	1,963,073	0.00%	1.25%	(2.38%)
Floating Rate Income
01/01/2018 - 06/30/2018 (Unaudited)	$11.11	49,184	$546,402	0.00%	1.25%	1.14%
2017	10.98	47,021	516,497	0.00%	1.25%	2.48%
2016	10.72	51,091	547,644	0.00%	1.25%	7.04%
2015	10.01	108,035	1,081,881	0.00%	1.25%	(0.39%)
2014	10.05	68,287	686,500	0.00%	1.25%	(0.84%)
06/26/2013 - 12/31/2013	10.14	45,171	457,956	0.00%	1.25%	2.67%
Floating Rate Loan
01/01/2018 - 06/30/2018 (Unaudited)	$10.81	152,155	$1,645,263	0.00%	1.25%	1.34%
2017	10.67	121,708	1,298,633	0.00%	1.25%	2.64%
2016	10.40	141,316	1,469,075	0.00%	1.25%	8.29%
2015	9.60	181,038	1,737,953	0.00%	1.25%	(2.24%)
2014	9.82	235,059	2,308,336	0.00%	1.25%	(0.41%)
2013	9.86	293,722	2,896,435	0.00%	1.25%	3.23%
High Yield Bond
01/01/2018 - 06/30/2018 (Unaudited)	$49.31	354,603	$17,486,384	0.00%	1.25%	(0.90%)
2017	49.76	364,961	18,161,123	0.00%	1.25%	6.42%
2016	46.76	398,486	18,633,967	0.00%	1.25%	13.94%
2015	41.04	443,664	18,208,846	0.00%	1.25%	(5.82%)
2014	43.58	521,581	22,730,346	0.00%	1.25%	(0.87%)
2013	43.96	632,839	27,821,994	0.00%	1.25%	5.91%
Inflation Managed
01/01/2018 - 06/30/2018 (Unaudited)	$37.32	407,704	$15,214,917	0.00%	1.25%	(0.86%)
2017	37.64	417,849	15,729,125	0.00%	1.25%	2.40%
2016	36.76	449,051	16,507,897	0.00%	1.25%	3.82%
2015	35.41	489,114	17,319,607	0.00%	1.25%	(4.26%)
2014	36.99	572,343	21,169,306	0.00%	1.25%	1.83%
2013	36.32	656,381	23,841,361	0.00%	1.25%	(10.05%)
Inflation Strategy
01/01/2018 - 06/30/2018 (Unaudited)	$9.82	17,466	$171,506	0.00%	1.25%	(0.67%)
2017	9.89	17,491	172,914	0.00%	1.25%	1.87%
2016	9.70	17,883	173,545	0.00%	1.25%	0.60%
2015	9.65	22,274	214,873	0.00%	1.25%	(4.41%)
2014	10.09	26,990	272,380	0.00%	1.25%	1.06%
2013	9.99	24,394	243,603	0.00%	1.25%	(10.59%)
Managed Bond
01/01/2018 - 06/30/2018 (Unaudited)	$42.01	933,416	$39,210,729	0.00%	1.25%	(2.24%)
2017	42.97	966,086	41,515,033	0.00%	1.25%	3.42%
2016	41.55	1,039,492	43,191,656	0.00%	1.25%	1.60%
2015	40.90	1,220,031	49,895,517	0.00%	1.25%	(0.69%)
2014	41.18	1,377,752	56,735,458	0.00%	1.25%	3.14%
2013	39.93	1,551,193	61,935,745	0.00%	1.25%	(3.42%)
Short Duration Bond
01/01/2018 - 06/30/2018 (Unaudited)	$10.84	401,417	$4,353,223	0.00%	1.25%	(0.56%)
2017	10.91	343,181	3,742,661	0.00%	1.25%	0.00%
2016	10.91	342,213	3,732,073	0.00%	1.25%	0.43%
2015	10.86	344,679	3,742,881	0.00%	1.25%	(0.93%)
2014	10.96	369,395	4,049,002	0.00%	1.25%	(0.58%)
2013	11.03	443,908	4,894,225	0.00%	1.25%	(0.85%)

See Notes to Financial Statements	SA-32	See explanation of references on page SA-42

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Emerging Markets Debt
01/01/2018 - 06/30/2018 (Unaudited)	$10.87	21,706	$235,918	0.00%	1.25%	(7.33%)
2017	11.73	37,470	439,449	0.00%	1.25%	11.69%
2016	10.50	17,326	181,928	0.00%	1.25%	15.57%
2015	9.09	15,751	143,108	0.00%	1.25%	(5.61%)
2014	9.63	24,695	237,699	0.00%	1.25%	(5.02%)
2013	10.13	23,222	235,337	0.00%	1.25%	(7.60%)
Comstock
01/01/2018 - 06/30/2018 (Unaudited)	$20.86	202,430	$4,222,489	0.00%	1.25%	(0.76%)
2017	21.02	212,045	4,456,807	0.00%	1.25%	16.31%
2016	18.07	250,952	4,535,091	0.00%	1.25%	16.04%
2015	15.57	272,703	4,246,865	0.00%	1.25%	(7.22%)
2014	16.78	325,692	5,466,564	0.00%	1.25%	7.80%
2013	15.57	503,064	7,832,487	0.00%	1.25%	33.90%
Developing Growth
01/01/2018 - 06/30/2018 (Unaudited)	$24.43	319,788	$7,813,403	0.00%	1.25%	22.82%
2017	19.89	344,362	6,850,379	0.00%	1.25%	28.60%
2016	15.47	384,286	5,944,341	0.00%	1.25%	(3.67%)
2015	16.06	417,909	6,710,580	0.00%	1.25%	(9.49%)
2014	17.74	440,758	7,819,672	0.00%	1.25%	(0.88%)
2013	17.90	539,359	9,653,582	0.00%	1.25%	32.21%
Dividend Growth
01/01/2018 - 06/30/2018 (Unaudited)	$24.03	366,073	$8,797,867	0.00%	1.25%	0.77%
2017	23.85	408,276	9,736,836	0.00%	1.25%	17.60%
2016	20.28	457,499	9,278,224	0.00%	1.25%	10.08%
2015	18.42	433,597	7,988,181	0.00%	1.25%	0.82%
2014	18.27	489,775	8,949,414	0.00%	1.25%	10.71%
2013	16.50	548,398	9,051,055	0.00%	1.25%	28.50%
Equity Index
01/01/2018 - 06/30/2018 (Unaudited)	$84.29	693,018	$58,413,483	0.00%	1.25%	1.80%
2017	82.80	742,211	61,451,820	0.00%	1.25%	19.98%
2016	69.01	833,955	57,550,978	0.00%	1.25%	10.23%
2015	62.61	913,949	57,219,477	0.00%	1.25%	(0.12%)
2014	62.68	1,047,351	65,647,435	0.00%	1.25%	11.98%
2013	55.98	1,129,437	63,221,550	0.00%	1.25%	30.28%
Focused Growth
01/01/2018 - 06/30/2018 (Unaudited)	$29.53	249,576	$7,368,950	0.00%	1.25%	12.86%
2017	26.16	241,645	6,321,711	0.00%	1.25%	27.90%
2016	20.45	220,840	4,517,262	0.00%	1.25%	1.08%
2015	20.24	310,476	6,282,999	0.00%	1.25%	8.73%
2014	18.61	240,919	4,484,114	0.00%	1.25%	8.71%
2013	17.12	290,357	4,971,352	0.00%	1.25%	31.86%
Growth
01/01/2018 - 06/30/2018 (Unaudited)	$87.90	782,850	$68,810,371	0.00%	1.25%	11.47%
2017	78.85	833,556	65,726,957	0.00%	1.25%	30.01%
2016	60.65	923,656	56,018,509	0.00%	1.25%	0.95%
2015	60.08	1,060,806	63,733,190	0.00%	1.25%	6.13%
2014	56.61	1,147,607	64,967,162	0.00%	1.25%	7.52%
2013	52.65	1,300,050	68,447,076	0.00%	1.25%	32.54%
Large-Cap Growth
01/01/2018 - 06/30/2018 (Unaudited)	$17.72	344,554	$6,105,115	0.00%	1.25%	13.66%
2017	15.59	301,397	4,698,650	0.00%	1.25%	32.04%
2016	11.81	274,082	3,236,109	0.00%	1.25%	(0.74%)
2015	11.89	446,594	5,312,213	0.00%	1.25%	4.77%
2014	11.35	361,377	4,102,832	0.00%	1.25%	7.08%
2013	10.60	398,220	4,222,062	0.00%	1.25%	35.77%
Large-Cap Value
01/01/2018 - 06/30/2018 (Unaudited)	$26.84	423,069	$11,354,139	0.00%	1.25%	(2.59%)
2017	27.55	480,234	13,230,827	0.00%	1.25%	12.54%
2016	24.48	515,442	12,618,870	0.00%	1.25%	11.47%
2015	21.96	592,567	13,014,398	0.00%	1.25%	(4.19%)
2014	22.92	682,216	15,638,752	0.00%	1.25%	10.12%
2013	20.82	828,977	17,257,377	0.00%	1.25%	30.61%

See Notes to Financial Statements	SA-33	See explanation of references on page SA-42

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Main Street Core
01/01/2018 - 06/30/2018 (Unaudited)	$68.76	943,971	$64,905,523	0.00%	1.25%	(0.64%)
2017	69.20	981,208	67,901,041	0.00%	1.25%	15.63%
2016	59.85	1,108,217	66,321,939	0.00%	1.25%	10.44%
2015	54.19	1,266,188	68,612,342	0.00%	1.25%	2.07%
2014	53.09	1,437,303	76,304,562	0.00%	1.25%	9.44%
2013	48.51	1,599,031	77,568,849	0.00%	1.25%	30.13%
Mid-Cap Equity
01/01/2018 - 06/30/2018 (Unaudited)	$45.56	274,880	$12,524,133	0.00%	1.25%	1.09%
2017	45.07	315,982	14,240,911	0.00%	1.25%	22.73%
2016	36.72	349,470	12,832,872	0.00%	1.25%	16.96%
2015	31.40	410,735	12,895,684	0.00%	1.25%	0.30%
2014	31.30	455,022	14,242,838	0.00%	1.25%	2.93%
2013	30.41	557,139	16,942,520	0.00%	1.25%	34.52%
Mid-Cap Growth
01/01/2018 - 06/30/2018 (Unaudited)	$19.32	358,892	$6,933,473	0.00%	1.25%	10.71%
2017	17.45	404,330	7,055,844	0.00%	1.25%	25.91%
2016	13.86	457,637	6,342,565	0.00%	1.25%	4.96%
2015	13.20	477,763	6,308,854	0.00%	1.25%	(6.90%)
2014	14.18	529,256	7,506,759	0.00%	1.25%	7.15%
2013	13.24	619,568	8,201,651	0.00%	1.25%	31.44%
Mid-Cap Value
01/01/2018 - 06/30/2018 (Unaudited)	$28.83	55,380	$1,596,552	0.00%	1.25%	(1.93%)
2017	29.40	59,817	1,758,338	0.00%	1.25%	14.03%
2016	25.78	63,923	1,647,779	0.00%	1.25%	13.86%
2015	22.64	61,047	1,382,103	0.00%	1.25%	(1.61%)
2014	23.01	76,776	1,766,657	0.00%	1.25%	5.17%
2013	21.88	160,813	3,518,436	0.00%	1.25%	32.23%
Small-Cap Equity
01/01/2018 - 06/30/2018 (Unaudited)	$29.81	66,053	$1,968,725	0.00%	1.25%	3.25%
2017	28.87	75,007	2,165,218	0.00%	1.25%	7.37%
2016	26.88	75,616	2,032,902	0.00%	1.25%	28.81%
2015	20.87	59,581	1,243,574	0.00%	1.25%	(9.03%)
2014	22.94	71,786	1,646,961	0.00%	1.25%	0.45%
2013	22.84	95,166	2,173,653	0.00%	1.25%	33.77%
Small-Cap Index
01/01/2018 - 06/30/2018 (Unaudited)	$35.59	314,709	$11,199,208	0.00%	1.25%	6.68%
2017	33.36	327,595	10,928,215	0.00%	1.25%	12.65%
2016	29.61	362,113	10,723,107	0.00%	1.25%	19.17%
2015	24.85	408,472	10,150,141	0.00%	1.25%	(6.11%)
2014	26.47	459,619	12,163,973	0.00%	1.25%	3.09%
2013	25.67	606,957	15,581,681	0.00%	1.25%	36.56%
Small-Cap Value
01/01/2018 - 06/30/2018 (Unaudited)	$46.55	105,313	$4,902,807	0.00%	1.25%	2.90%
2017	45.24	123,419	5,583,558	0.00%	1.25%	7.31%
2016	42.16	152,064	6,411,015	0.00%	1.25%	27.99%
2015	32.94	154,257	5,081,120	0.00%	1.25%	(5.52%)
2014	34.87	180,447	6,291,372	0.00%	1.25%	4.33%
2013	33.42	212,234	7,092,570	0.00%	1.25%	30.84%
Value Advantage
01/01/2018 - 06/30/2018 (Unaudited)	$15.70	6,548	$102,781	0.00%	1.25%	(1.67%)
2017	15.96	6,821	108,896	0.00%	1.25%	12.90%
2016	14.14	20,255	286,398	0.00%	1.25%	15.04%
2015	12.29	7,634	93,828	0.00%	1.25%	(5.88%)
2014	13.06	109,082	1,424,394	0.00%	1.25%	12.73%
08/15/2013 - 12/31/2013	11.58	12,290	142,365	0.00%	1.25%	10.00%
Emerging Markets
01/01/2018 - 06/30/2018 (Unaudited)	$37.70	325,236	$12,260,239	0.00%	1.25%	(1.70%)
2017	38.35	340,740	13,066,741	0.00%	1.25%	32.85%
2016	28.87	360,709	10,412,053	0.00%	1.25%	5.14%
2015	27.45	402,322	11,045,013	0.00%	1.25%	(15.11%)
2014	32.34	442,233	14,302,345	0.00%	1.25%	(6.18%)
2013	34.47	487,635	16,808,772	0.00%	1.25%	7.40%

See Notes to Financial Statements	SA-34	See explanation of references on page SA-42

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
International Large-Cap
01/01/2018 - 06/30/2018 (Unaudited)	$14.88	555,435	$8,266,360	0.00%	1.25%	(2.73%)
2017	15.30	586,661	8,976,567	0.00%	1.25%	25.93%
2016	12.15	638,997	7,764,069	0.00%	1.25%	(1.31%)
2015	12.31	748,962	9,221,399	0.00%	1.25%	(1.67%)
2014	12.52	830,548	10,399,977	0.00%	1.25%	(6.20%)
2013	13.35	948,003	12,655,757	0.00%	1.25%	16.95%
International Small-Cap
01/01/2018 - 06/30/2018 (Unaudited)	$14.27	60,643	$865,261	0.00%	1.25%	(4.61%)
2017	14.96	58,278	871,669	0.00%	1.25%	30.28%
2016	11.48	67,915	779,700	0.00%	1.25%	2.14%
2015	11.24	89,462	1,005,532	0.00%	1.25%	5.10%
2014	10.69	85,088	909,918	0.00%	1.25%	(3.63%)
2013	11.10	96,535	1,071,213	0.00%	1.25%	26.50%
International Value
01/01/2018 - 06/30/2018 (Unaudited)	$18.68	1,241,445	$23,193,011	0.00%	1.25%	(5.91%)
2017	19.86	1,304,585	25,903,934	0.00%	1.25%	20.07%
2016	16.54	1,450,436	23,986,625	0.00%	1.25%	1.70%
2015	16.26	1,594,106	25,921,922	0.00%	1.25%	(3.85%)
2014	16.91	1,711,612	28,945,758	0.00%	1.25%	(11.66%)
2013	19.14	1,876,566	35,922,529	0.00%	1.25%	20.17%
Health Sciences
01/01/2018 - 06/30/2018 (Unaudited)	$47.76	143,426	$6,849,587	0.00%	1.25%	5.89%
2017	45.10	168,785	7,612,607	0.00%	1.25%	22.43%
2016	36.84	201,760	7,432,583	0.00%	1.25%	(7.14%)
2015	39.67	293,358	11,637,487	0.00%	1.25%	8.23%
2014	36.65	380,104	13,932,340	0.00%	1.25%	22.99%
2013	29.80	403,193	12,016,391	0.00%	1.25%	54.55%
Real Estate
01/01/2018 - 06/30/2018 (Unaudited)	$53.35	112,337	$5,993,418	0.00%	1.25%	(2.70%)
2017	54.83	127,234	6,976,740	0.00%	1.25%	1.96%
2016	53.78	150,876	8,114,282	0.00%	1.25%	5.27%
2015	51.09	168,142	8,590,083	0.00%	1.25%	0.26%
2014	50.96	216,248	11,019,114	0.00%	1.25%	28.97%
2013	39.51	185,476	7,328,122	0.00%	1.25%	0.45%
Technology
01/01/2018 - 06/30/2018 (Unaudited)	$11.12	259,150	$2,881,642	0.00%	1.25%	16.09%
2017	9.58	250,137	2,395,847	0.00%	1.25%	37.07%
2016	6.99	176,262	1,231,724	0.00%	1.25%	(7.77%)
2015	7.58	240,896	1,825,160	0.00%	1.25%	(4.25%)
2014	7.91	234,735	1,857,388	0.00%	1.25%	8.49%
2013	7.29	244,057	1,780,061	0.00%	1.25%	20.98%
Currency Strategies
01/01/2018 - 06/30/2018 (Unaudited)	$10.85	1,932	$20,972	0.00%	1.25%	6.43%
2017	10.20	2,498	25,475	0.00%	1.25%	(4.78%)
2016	10.71	2,924	31,319	0.00%	1.25%	3.58%
2015	10.34	3,901	40,330	0.00%	1.25%	0.17%
2014	10.32	4,185	43,202	0.00%	1.25%	2.24%
2013	10.10	4,847	48,932	0.00%	1.25%	2.43%
Diversified Alternatives
01/01/2018 - 06/30/2018 (Unaudited)	$10.79	16,081	$173,577	0.00%	1.25%	(2.35%)
03/15/2017 - 12/31/2017	11.05	16,566	183,105	0.00%	1.25%	3.31%
Equity Long/Short
01/01/2018 - 06/30/2018 (Unaudited)	$13.16	15,529	$204,386	0.00%	1.25%	(10.09%)
2017	14.64	22,110	323,644	0.00%	1.25%	15.73%
2016	12.65	51,596	652,590	0.00%	1.25%	9.90%
06/10/2015 - 12/31/2015	11.51	20,983	241,482	0.00%	1.25%	13.87%

See Notes to Financial Statements	SA-35	See explanation of references on page SA-42

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Global Absolute Return
01/01/2018 - 06/30/2018 (Unaudited)	$10.69	7,343	$78,505	0.00%	1.25%	(4.52%)
2017	11.20	7,607	85,167	0.00%	1.25%	5.04%
2016	10.66	3,300	35,179	0.00%	1.25%	3.35%
2015	10.31	10,533	108,628	0.00%	1.25%	1.41%
2014	10.17	10,250	104,247	0.00%	1.25%	4.71%
2013	9.71	11,926	115,833	0.00%	1.25%	(2.38%)
Pacific Dynamix - Conservative Growth
01/01/2018 - 06/30/2018 (Unaudited)	$16.86	71,089	$1,198,364	0.00%	1.25%	(1.25%)
2017	17.07	76,819	1,311,378	0.00%	1.25%	8.58%
2016	15.72	100,664	1,582,674	0.00%	1.25%	5.51%
2015	14.90	109,467	1,631,140	0.00%	1.25%	(2.33%)
2014	15.26	71,259	1,087,098	0.00%	1.25%	4.19%
2013	14.64	49,082	718,659	0.00%	1.25%	8.03%
Pacific Dynamix - Moderate Growth
01/01/2018 - 06/30/2018 (Unaudited)	$19.62	266,066	$5,221,095	0.00%	1.25%	(0.97%)
2017	19.82	263,634	5,224,280	0.00%	1.25%	12.38%
2016	17.63	266,819	4,704,990	0.00%	1.25%	7.11%
2015	16.46	251,132	4,134,550	0.00%	1.25%	(3.07%)
2014	16.99	247,534	4,204,416	0.00%	1.25%	4.22%
2013	16.30	240,931	3,926,412	0.00%	1.25%	13.52%
Pacific Dynamix - Growth
01/01/2018 - 06/30/2018 (Unaudited)	$22.71	197,554	$4,485,902	0.00%	1.25%	(0.61%)
2017	22.85	190,155	4,344,495	0.00%	1.25%	16.06%
2016	19.69	196,030	3,858,855	0.00%	1.25%	8.81%
2015	18.09	200,191	3,621,772	0.00%	1.25%	(3.66%)
2014	18.78	201,407	3,782,131	0.00%	1.25%	4.12%
2013	18.04	192,266	3,467,603	0.00%	1.25%	19.48%
Portfolio Optimization Conservative
01/01/2018 - 06/30/2018 (Unaudited)	$11.94	2,650,303	$31,651,874	0.00%	1.25%	(2.09%)
2017	12.20	2,693,642	32,854,562	0.00%	1.25%	6.04%
2016	11.50	2,930,719	33,708,828	0.00%	1.25%	4.52%
2015	11.00	3,094,955	34,058,934	0.00%	1.25%	(1.27%)
2014	11.15	3,589,424	40,010,362	0.00%	1.25%	2.11%
2013	10.92	4,094,974	44,703,464	0.00%	1.25%	1.76%
Portfolio Optimization Moderate-Conservative
01/01/2018 - 06/30/2018 (Unaudited)	$12.95	3,052,595	$39,539,444	0.00%	1.25%	(1.71%)
2017	13.18	3,142,316	41,409,343	0.00%	1.25%	9.42%
2016	12.04	3,434,999	41,370,100	0.00%	1.25%	5.46%
2015	11.42	4,150,501	47,398,569	0.00%	1.25%	(1.64%)
2014	11.61	4,742,723	55,067,454	0.00%	1.25%	2.74%
2013	11.30	5,489,534	62,039,793	0.00%	1.25%	6.82%
Portfolio Optimization Moderate
01/01/2018 - 06/30/2018 (Unaudited)	$13.86	10,101,470	$139,969,272	0.00%	1.25%	(1.36%)
2017	14.05	10,559,569	148,337,370	0.00%	1.25%	11.82%
2016	12.56	11,828,173	148,600,265	0.00%	1.25%	6.75%
2015	11.77	13,013,632	153,162,474	0.00%	1.25%	(1.60%)
2014	11.96	14,600,136	174,627,395	0.00%	1.25%	3.32%
2013	11.58	15,775,486	182,621,680	0.00%	1.25%	11.34%
Portfolio Optimization Growth
01/01/2018 - 06/30/2018 (Unaudited)	$14.79	6,401,540	$94,659,313	0.00%	1.25%	(1.02%)
2017	14.94	6,911,803	103,262,914	0.00%	1.25%	14.94%
2016	13.00	7,554,021	98,186,152	0.00%	1.25%	7.46%
2015	12.10	8,565,609	103,603,036	0.00%	1.25%	(1.57%)
2014	12.29	9,525,267	117,046,652	0.00%	1.25%	3.78%
2013	11.84	10,431,350	123,512,794	0.00%	1.25%	16.00%
Portfolio Optimization Aggressive-Growth
01/01/2018 - 06/30/2018 (Unaudited)	$15.25	2,653,529	$40,455,449	0.00%	1.25%	(0.70%)
2017	15.35	2,922,766	44,874,156	0.00%	1.25%	17.13%
2016	13.11	3,145,475	41,231,716	0.00%	1.25%	7.97%
2015	12.14	3,667,578	44,525,040	0.00%	1.25%	(2.14%)
2014	12.41	3,782,227	46,922,368	0.00%	1.25%	3.98%
2013	11.93	4,112,410	49,065,556	0.00%	1.25%	19.36%

See Notes to Financial Statements	SA-36	See explanation of references on page SA-42

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
PSF DFA Balanced Allocation
01/01/2018 - 06/30/2018 (Unaudited)	$11.57	94,560	$1,093,629	0.00%	1.25%	(0.84%)
2017	11.66	66,946	780,821	0.00%	1.25%	11.58%
06/06/2016 - 12/31/2016	10.45	52,173	545,373	0.00%	1.25%	3.47%
Invesco V.I. Balanced-Risk Allocation Series II
01/01/2018 - 06/30/2018 (Unaudited)	$18.99	62,461	$1,186,057	0.00%	1.25%	(1.07%)
2017	19.19	68,310	1,311,108	3.48%	1.25%	8.47%
2016	17.69	87,394	1,546,395	0.21%	1.25%	10.13%
2015	16.07	82,706	1,328,793	3.88%	1.25%	(5.59%)
2014	17.02	107,036	1,821,470	0.00%	1.25%	4.40%
2013	16.30	201,455	3,283,831	1.11%	1.25%	0.16%
Invesco V.I. Equity and Income Series II
01/01/2018 - 06/30/2018 (Unaudited)	$12.35	14,345	$177,216	0.00%	1.25%	(1.83%)
2017	12.58	14,458	181,929	0.36%	1.25%	9.41%
2016	11.50	150,666	1,732,903	0.78%	1.25%	13.41%
2015	10.14	20,251	205,373	3.04%	1.25%	(3.80%)
09/24/2014 - 12/31/2014	10.54	5,497	57,942	0.38%	1.25%	0.68%
Invesco V.I. Global Real Estate Series II
01/01/2018 - 06/30/2018 (Unaudited)	$10.41	11,588	$120,655	0.00%	1.25%	(0.74%)
2017	10.49	12,506	131,189	3.30%	1.25%	11.33%
2016	9.42	7,136	67,235	2.29%	1.25%	0.56%
07/24/2015 - 12/31/2015	9.37	2,730	25,583	11.50%	1.25%	(1.93%)
American Century VP Mid Cap Value Class II
01/01/2018 - 06/30/2018 (Unaudited)	$18.45	67,293	$1,241,443	1.16%	1.25%	(1.42%)
2017	18.71	86,508	1,618,950	1.29%	1.25%	10.09%
2016	17.00	208,788	3,549,343	1.62%	1.25%	21.20%
2015	14.03	58,484	820,323	1.75%	1.25%	(2.80%)
2014	14.43	159,093	2,295,861	1.00%	1.25%	14.79%
03/12/2013 - 12/31/2013	12.57	28,554	358,957	1.39%	1.25%	17.27%
American Funds IS Asset Allocation Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$12.16	1,187,447	$14,434,899	0.57%	1.25%	0.24%
2017	12.13	1,148,551	13,928,924	1.33%	1.25%	14.47%
2016	10.59	1,179,037	12,490,870	1.42%	1.25%	7.81%
10/30/2015 - 12/31/2015	9.83	1,142,318	11,225,010	8.97%	1.25%	(1.73%)
American Funds IS Blue Chip Income and Growth Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$13.10	99,730	$1,306,948	0.77%	1.25%	(0.49%)
2017	13.17	85,917	1,131,431	1.35%	1.25%	15.26%
01/14/2016 - 12/31/2016	11.43	189,257	2,162,410	3.39%	1.25%	24.22%
American Funds IS Bond Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$9.99	1,132	$11,304	0.73%	1.25%	(2.55%)
2017	10.25	1,033	10,585	1.19%	1.25%	2.01%
02/16/2016 - 12/31/2016	10.05	321	3,228	0.14%	1.25%	0.46%
American Funds IS Capital Income Builder Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$10.62	19,433	$206,375	2.66%	1.25%	(2.96%)
2017	10.94	19,036	208,336	2.55%	1.25%	11.25%
2016	9.84	16,675	164,036	3.43%	1.25%	2.50%
2015	9.60	6,220	59,698	3.24%	1.25%	(3.01%)
09/24/2014 - 12/31/2014	9.90	496	4,911	2.06%	1.25%	(1.74%)
American Funds IS Global Balanced Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$11.75	116,943	$1,374,132	0.00%	1.25%	(1.33%)
2017	11.91	112,169	1,335,795	1.89%	1.25%	17.90%
02/16/2016 - 12/31/2016	10.10	14,771	149,201	1.91%	1.25%	7.72%
American Funds IS Global Bond Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$10.20	3,545	$36,145	0.34%	1.25%	(2.32%)
2017	10.44	3,033	31,661	0.35%	1.25%	5.31%
02/16/2016 - 12/31/2016	9.91	13,308	131,907	0.73%	1.25%	(0.24%)
American Funds IS Global Growth and Income Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$12.63	31,707	$400,366	1.02%	1.25%	(1.74%)
2017	12.85	5,817	74,754	3.41%	1.25%	24.27%
02/16/2016 - 12/31/2016	10.34	5,211	53,883	3.30%	1.25%	13.77%
11/02/2015 - 11/09/2015	9.95	-	-	0.00%	1.25%	(1.43%)

See Notes to Financial Statements	SA-37	See explanation of references on page SA-42

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
American Funds IS Global Growth Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$14.76	51,874	$765,566	0.08%	1.25%	2.28%
2017	14.43	70,913	1,023,269	0.79%	1.25%	29.49%
2016	11.14	33,945	378,264	0.58%	1.25%	(0.87%)
2015	11.24	128,113	1,440,213	2.15%	1.25%	5.36%
2014	10.67	4,646	49,569	1.58%	1.25%	0.75%
11/18/2013 - 12/31/2013	10.59	897	9,503	9.01%	1.25%	4.47%
American Funds IS Global Small Capitalization Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$12.76	2,609	$33,279	0.05%	1.25%	3.68%
2017	12.31	2,176	26,774	0.33%	1.25%	24.07%
2016	9.92	689	6,830	0.21%	1.25%	0.59%
11/03/2015 - 12/31/2015	9.86	680	6,704	0.00%	1.25%	(3.52%)
American Funds IS Growth Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$14.74	543,195	$8,005,593	0.16%	1.25%	9.00%
2017	13.52	552,413	7,469,472	0.44%	1.25%	26.40%
2016	10.70	556,297	5,950,960	0.55%	1.25%	7.86%
10/30/2015 - 12/31/2015	9.92	707,304	7,014,684	4.09%	1.25%	(0.83%)
American Funds IS Growth-Income Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$13.72	612,962	$8,409,959	0.40%	1.25%	5.66%
2017	12.98	643,594	8,356,974	1.24%	1.25%	20.56%
2016	10.77	720,992	7,765,145	1.27%	1.25%	9.88%
10/30/2015 - 12/31/2015	9.80	793,158	7,774,438	7.53%	1.25%	(1.98%)
American Funds IS High-Income Bond Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$11.51	15,928	$183,338	1.20%	1.25%	(0.35%)
2017	11.55	29,378	339,330	5.80%	1.25%	5.31%
02/16/2016 - 12/31/2016	10.97	28,814	316,033	8.89%	1.25%	20.74%
American Funds IS International Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$11.84	67,212	$795,734	0.33%	1.25%	(0.90%)
2017	11.95	30,639	366,010	1.10%	1.25%	30.26%
2016	9.17	5,610	51,445	0.74%	1.25%	1.94%
2015	9.00	13,923	125,262	1.30%	1.25%	(5.93%)
05/02/2014 - 12/31/2014	9.56	1,178	11,270	2.26%	1.25%	(4.49%)
American Funds IS International Growth and Income Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$10.90	108,069	$1,178,158	0.55%	1.25%	(2.73%)
2017	11.21	105,703	1,184,720	2.33%	1.25%	23.18%
2016	9.10	80,717	734,457	3.08%	1.25%	(0.07%)
2015	9.11	45,687	416,023	2.06%	1.25%	(6.99%)
2014	9.79	37,039	362,621	4.80%	1.25%	(4.59%)
11/18/2013 - 12/31/2013	10.26	2,541	26,075	See Note (4)	1.25%	2.15%
American Funds IS Managed Risk Asset Allocation Class P2
01/01/2018 - 06/30/2018 (Unaudited)	$12.17	66,614	$810,491	2.97%	1.25%	(0.88%)
2017	12.27	4,603	56,501	0.69%	1.25%	13.38%
2016	10.83	11	121	0.04%	1.25%	5.95%
04/22/2015 - 12/31/2015	10.22	11	114	0.44%	1.25%	(3.96%)
05/15/2014 - 10/15/2014	10.01	-	-	0.02%	1.25%	(1.85%)
American Funds IS New World Fund Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$11.09	44,024	$488,121	0.34%	1.25%	(4.72%)
2017	11.64	48,074	559,449	0.84%	1.25%	27.46%
2016	9.13	36,828	336,244	0.74%	1.25%	3.74%
2015	8.80	28,980	255,050	0.60%	1.25%	(4.57%)
2014	9.22	10,501	96,843	1.59%	1.25%	(9.27%)
11/01/2013 - 12/31/2013	10.17	119	1,213	7.57%	1.25%	1.65%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$9.98	28,041	$279,798	0.48%	1.25%	(1.95%)
2017	10.18	44,132	449,100	0.97%	1.25%	0.02%
2016	10.17	91,766	933,628	0.69%	1.25%	(0.26%)
2015	10.20	97,396	993,481	2.68%	1.25%	0.03%
2014	10.20	38,148	389,017	3.42%	1.25%	3.45%
12/31/2013 - 12/31/2013	9.86	4,053	39,947	0.00%	1.25%	0.00%

See Notes to Financial Statements	SA-38	See explanation of references on page SA-42

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
BlackRock Global Allocation V.I. Class III
01/01/2018 - 06/30/2018 (Unaudited)	$13.25	768,702	$10,184,060	0.00%	1.25%	(2.23%)
2017	13.55	814,151	11,032,072	1.26%	1.25%	12.30%
2016	12.07	903,707	10,904,398	1.03%	1.25%	2.52%
2015	11.77	1,293,343	15,222,396	1.01%	1.25%	(2.23%)
2014	12.04	1,478,011	17,792,838	2.16%	1.25%	0.67%
2013	11.96	1,583,145	18,932,388	1.05%	1.25%	12.99%
BlackRock iShares Alternative Strategies V.I. Class I
01/01/2018 - 06/30/2018 (Unaudited)	$11.66	30,513	$355,849	0.00%	1.25%	(0.44%)
2017	11.71	33,354	390,702	4.35%	1.25%	11.34%
2016	10.52	6,829	71,847	2.45%	1.25%	5.16%
2015	10.00	7,164	71,675	4.64%	1.25%	(2.25%)
07/31/2014 - 12/31/2014	10.24	2,096	21,456	2.90%	1.25%	0.27%
BlackRock iShares Dynamic Allocation V.I. Class I
01/01/2018 - 06/30/2018 (Unaudited)	$11.32	12,017	$135,988	0.00%	1.25%	(0.62%)
2017	11.39	12,160	138,468	10.25%	1.25%	13.69%
2016	10.02	421	4,221	2.13%	1.25%	5.17%
01/26/2015 - 12/31/2015	9.52	440	4,187	1.91%	1.25%	(5.93%)
Fidelity VIP Contrafund Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$18.03	117,692	$2,122,368	0.25%	1.25%	2.45%
2017	17.60	112,958	1,988,287	0.79%	1.25%	20.08%
2016	14.66	75,291	1,103,634	0.48%	1.25%	6.40%
2015	13.78	178,401	2,457,875	0.90%	1.25%	(0.83%)
2014	13.89	99,207	1,378,267	0.58%	1.25%	10.27%
01/04/2013 - 12/31/2013	12.60	112,321	1,415,158	1.51%	1.25%	25.76%
Fidelity VIP FundsManager 60% Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$14.68	16,379	$240,448	0.14%	1.25%	0.08%
2017	14.67	8,511	124,841	1.14%	1.25%	15.31%
2016	12.72	6,712	85,377	0.73%	1.25%	3.35%
2015	12.31	21,065	259,259	1.09%	1.25%	(0.98%)
2014	12.43	9,616	119,516	1.16%	1.25%	3.95%
2013	11.96	6,089	72,807	1.23%	1.25%	16.92%
Fidelity VIP Government Money Market Service Class
01/01/2018 - 06/30/2018 (Unaudited)	$9.62	731,064	$7,032,522	1.27%	1.25%	0.01%
2017	9.62	795,795	7,654,516	0.57%	1.25%	(0.67%)
2016	9.68	868,372	8,409,039	0.10%	1.25%	(1.14%)
2015	9.79	1,210,791	11,859,567	0.01%	1.25%	(1.23%)
04/30/2014 - 12/31/2014	9.92	1,178,555	11,687,860	0.01%	1.25%	(0.83%)
Fidelity VIP Strategic Income Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$10.98	30,365	$333,258	0.00%	1.25%	(1.70%)
2017	11.17	24,369	272,083	3.42%	1.25%	6.21%
2016	10.51	14,875	156,367	1.71%	1.25%	6.68%
2015	9.85	32,243	317,725	3.03%	1.25%	(3.15%)
01/24/2014 - 12/31/2014	10.17	7,291	74,183	1.45%	1.25%	1.54%
First Trust Dorsey Wright Tactical Core Class I
01/01/2018 - 06/30/2018 (Unaudited)	$11.91	39,413	$469,509	0.08%	1.25%	3.81%
03/15/2017 - 12/31/2017	11.48	39,841	457,187	1.31%	1.25%	11.25%
First Trust/Dow Jones Dividend & Income Allocation Class I
01/01/2018 - 06/30/2018 (Unaudited)	$15.10	76,003	$1,147,329	1.31%	1.25%	(1.41%)
2017	15.31	86,907	1,330,650	1.48%	1.25%	12.07%
2016	13.66	50,087	684,296	1.15%	1.25%	10.35%
2015	12.38	14,846	183,805	2.08%	1.25%	(1.15%)
2014	12.53	10,571	132,411	0.72%	1.25%	8.67%
2013	11.53	6,102	70,327	1.09%	1.25%	11.35%
10/03/2012 - 12/31/2012	10.35	2,463	25,494	2.50%	1.25%	(0.04%)
First Trust Multi Income Allocation Class I
01/01/2018 - 06/30/2018 (Unaudited)	$11.03	3,827	$42,199	2.15%	1.25%	(1.59%)
09/22/2017 - 12/31/2017	11.20	3,831	42,917	6.11%	1.25%	1.23%

See Notes to Financial Statements	SA-39	See explanation of references on page SA-42

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Franklin Founding Funds Allocation VIP Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$14.21	77,270	$1,097,694	5.18%	1.25%	(1.52%)
2017	14.42	89,311	1,288,297	2.42%	1.25%	10.40%
2016	13.07	100,924	1,318,729	4.02%	1.25%	11.52%
2015	11.72	152,420	1,785,818	2.86%	1.25%	(7.40%)
2014	12.65	191,048	2,417,397	3.31%	1.25%	1.47%
2013	12.47	179,389	2,236,889	10.10%	1.25%	22.14%
Franklin Income VIP Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$10.95	6,319	$69,188	5.61%	1.25%	0.13%
2017	10.94	15,174	165,925	4.71%	1.25%	8.31%
02/08/2016 - 12/31/2016	10.10	8,306	83,851	5.33%	1.25%	19.49%
11/02/2015 - 11/20/2015	9.24	-	-	0.00%	1.25%	(1.81%)
Franklin Mutual Global Discovery VIP Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$14.31	54,004	$772,896	0.00%	1.25%	(2.13%)
2017	14.62	65,754	961,513	1.70%	1.25%	7.25%
2016	13.63	71,336	972,597	1.66%	1.25%	10.79%
2015	12.31	80,433	989,866	2.67%	1.25%	(4.85%)
2014	12.93	77,210	998,599	2.88%	1.25%	4.40%
02/19/2013 - 12/31/2013	12.39	64,389	797,715	2.47%	1.25%	17.89%
Franklin Rising Dividends VIP Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$17.46	86,733	$1,513,990	2.35%	1.25%	(0.13%)
2017	17.48	131,360	2,295,875	1.41%	1.25%	19.07%
2016	14.68	176,886	2,596,536	1.46%	1.25%	14.60%
2015	12.81	60,698	777,454	1.54%	1.25%	(4.84%)
2014	13.46	68,997	928,746	1.91%	1.25%	7.37%
02/14/2013 - 12/31/2013	12.54	60,032	752,589	2.01%	1.25%	19.70%
Templeton Global Bond VIP Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$9.58	74,519	$713,702	0.00%	1.25%	(1.34%)
2017	9.71	72,591	704,708	0.00%	1.25%	0.66%
2016	9.64	68,947	664,923	0.00%	1.25%	1.66%
2015	9.49	79,263	751,903	7.53%	1.25%	(5.49%)
2014	10.04	100,754	1,011,338	5.53%	1.25%	0.57%
01/22/2013 - 12/31/2013	9.98	75,384	752,403	4.62%	1.25%	(0.33%)
Ivy VIP Asset Strategy Class II
01/01/2018 - 06/30/2018 (Unaudited)	$9.99	2,284	$22,811	0.25%	1.25%	1.09%
2017	9.88	2,281	22,536	1.61%	1.25%	16.81%
2016	8.46	2,274	19,230	0.57%	1.25%	(3.78%)
2015	8.79	2,147	18,868	0.40%	1.25%	(9.49%)
05/15/2014 - 12/31/2014	9.71	3,965	38,499	0.81%	1.25%	(1.96%)
Ivy VIP Energy Class II
01/01/2018 - 06/30/2018 (Unaudited)	$8.26	8,670	$71,576	0.00%	1.25%	3.21%
2017	8.00	34,278	274,182	0.79%	1.25%	(13.73%)
2016	9.27	23,528	218,141	0.10%	1.25%	32.88%
05/01/2015 - 12/31/2015	6.98	12,376	86,345	0.01%	1.25%	(30.23%)
Janus Henderson Balanced Service Shares
01/01/2018 - 06/30/2018 (Unaudited)	$15.23	175,760	$2,677,002	2.45%	1.25%	2.34%
2017	14.88	180,009	2,679,053	1.38%	1.25%	16.67%
2016	12.76	192,067	2,450,050	1.90%	1.25%	3.03%
2015	12.38	229,901	2,846,392	1.32%	1.25%	(0.84%)
2014	12.49	261,017	3,258,910	1.55%	1.25%	6.89%
04/12/2013 - 12/31/2013	11.68	221,049	2,581,897	1.99%	1.25%	10.41%
Janus Henderson Flexible Bond Service Shares
01/01/2018 - 06/30/2018 (Unaudited)	$10.01	13,375	$133,911	3.17%	1.25%	(2.43%)
2017	10.26	11,979	122,929	2.85%	1.25%	2.07%
2016	10.05	8,989	90,374	0.83%	1.25%	0.96%
2015	9.96	13,635	135,782	1.23%	1.25%	(1.30%)
10/13/2014 - 12/31/2014	10.09	9,120	92,023	3.93%	1.25%	(0.28%)
JPMorgan Insurance Trust Global Allocation Class 2
01/01/2018 - 06/30/2018 (5) (Unaudited)
01/01/2017 - 05/10/2017 (5)	$10.53	-	$ -	0.00%	1.25%	7.12%
2016	9.83	1,867	18,364	2.86%	1.25%	4.52%
11/03/2015 - 12/31/2015	9.41	1,871	17,598	8.69%	1.25%	(3.26%)

See Notes to Financial Statements	SA-40	See explanation of references on page SA-42

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
JPMorgan Insurance Trust Income Builder Class 2
01/01/2018 - 06/30/2018 (5) (Unaudited)
01/01/2017 - 05/10/2017 (5)	$10.42	-	$ -	0.00%	1.25%	4.37%
2016	9.99	1,860	18,578	1.44%	1.25%	4.89%
10/23/2015 - 12/31/2015	9.52	4,440	42,279	See Note (4)	1.25%	(2.41%)
ClearBridge Variable Aggressive Growth - Class II
01/01/2018 - 06/30/2018 (Unaudited)	$11.84	64	$759	0.00%	1.25%	5.18%
2017	11.26	554	6,235	0.27%	1.25%	14.55%
03/24/2016 -12/31/2016	9.83	559	5,492	0.61%	1.25%	6.15%
Lord Abbett Bond Debenture Class VC
01/01/2018 - 06/30/2018 (Unaudited)	$12.51	41,219	$515,815	0.00%	1.25%	(1.75%)
2017	12.74	41,565	529,387	5.27%	1.25%	7.86%
2016	11.81	36,836	434,966	3.59%	1.25%	10.74%
2015	10.66	54,914	585,533	3.44%	1.25%	(2.75%)
2014	10.96	47,924	525,473	5.55%	1.25%	3.05%
02/07/2013 - 12/31/2013	10.64	27,643	294,123	8.81%	1.25%	5.50%
Lord Abbett International Equity Class VC
01/01/2018 - 06/30/2018 (Unaudited)	$9.87	3,065	$30,261	0.00%	1.25%	(6.96%)
2017	10.61	2,970	31,509	1.92%	1.25%	24.11%
2016	8.55	3,140	26,842	0.76%	1.25%	(2.96%)
2015	8.81	21,443	188,894	1.94%	1.25%	(3.00%)
11/05/2014 - 12/31/2014	9.08	1,301	11,818	6.91%	1.25%	(3.30%)
Lord Abbett Total Return Class VC
01/01/2018 - 06/30/2018 (Unaudited)	$10.28	37,921	$389,722	0.00%	1.25%	(2.47%)
2017	10.54	43,814	461,695	2.93%	1.25%	2.58%
2016	10.27	31,922	327,923	1.44%	1.25%	2.97%
2015	9.98	13,782	137,498	4.23%	1.25%	(1.89%)
08/13/2014 - 12/31/2014	10.17	17,786	180,853	8.91%	1.25%	0.48%
MFS Total Return Series - Service Class
01/01/2018 - 06/30/2018 (Unaudited)	$14.82	46,307	$686,219	0.00%	1.25%	(2.83%)
2017	15.25	49,219	750,631	2.11%	1.25%	10.64%
2016	13.78	51,738	713,187	3.14%	1.25%	7.47%
2015	12.83	37,530	481,388	2.47%	1.25%	(1.81%)
2014	13.06	48,253	630,370	1.61%	1.25%	6.89%
2013	12.22	43,969	537,363	1.40%	1.25%	17.26%
MFS Utilities Series - Service Class
01/01/2018 - 06/30/2018 (Unaudited)	$13.78	14,161	$195,195	0.00%	1.25%	1.71%
2017	13.55	14,679	198,935	4.37%	1.25%	13.08%
2016	11.98	14,118	169,209	5.33%	1.25%	9.86%
2015	10.91	25,635	279,665	3.38%	1.25%	(15.82%)
2014	12.96	115,152	1,492,289	2.20%	1.25%	11.07%
02/04/2013 - 12/31/2013	11.67	1,907	22,255	3.66%	1.25%	14.95%
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S
01/01/2018 - 06/30/2018 (6) (Unaudited)
01/01/2017 - 02/08/2017 (6)	$9.74	-	$ -	0.00%	1.25%	1.48%
01/21/2016 - 12/31/2016	9.60	510	4,894	0.00%	1.25%	1.77%
Oppenheimer Global Fund/VA Service Shares
01/01/2018 - 06/30/2018 (Unaudited)	$13.08	62,816	$821,464	1.55%	1.25%	1.16%
2017	12.93	37,738	487,854	0.86%	1.25%	34.63%
03/16/2016 - 12/31/2016	9.60	3,889	37,345	0.70%	1.25%	6.51%
Oppenheimer International Growth Fund/VA Service Shares
01/01/2018 - 06/30/2018 (Unaudited)	$11.36	8,186	$93,030	1.51%	1.25%	(3.84%)
2017	11.82	1,659	19,603	1.04%	1.25%	24.88%
03/30/2016 - 12/31/2016	9.46	1,527	14,451	1.10%	1.25%	(4.87%)
PIMCO All Asset All Authority - Advisor Class
01/01/2018 - 06/30/2018 (Unaudited)	$9.53	14,256	$135,904	1.95%	1.25%	(3.97%)
2017	9.93	16,419	162,988	5.09%	1.25%	9.60%
2016	9.06	14,949	135,395	3.05%	1.25%	12.14%
2015	8.08	8,852	71,492	2.41%	1.25%	(13.49%)
05/15/2014 - 12/31/2014	9.34	20,647	192,759	8.38%	1.25%	(7.70%)

See Notes to Financial Statements	SA-41	See explanation of references on page SA-42

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
PIMCO CommodityRealReturn Strategy - Advisor Class
01/01/2018 - 06/30/2018 (Unaudited)	$5.62	94,414	$530,142	3.32%	1.25%	(0.91%)
2017	5.67	1,536	8,705	1.77%	1.25%	0.78%
2016	5.62	2,279	12,812	0.63%	1.25%	13.45%
2015	4.96	2,461	12,198	2.41%	1.25%	(26.59%)
2014	6.75	1,018	6,874	0.27%	1.25%	(19.63%)
02/05/2013 - 12/31/2013	8.40	616	5,171	0.44%	1.25%	(18.17%)
State Street Total Return V.I.S. Class 3
01/01/2018 - 06/30/2018 (Unaudited)	$19.30	23,838	$460,167	0.00%	1.25%	(1.47%)
2017	19.59	21,068	412,752	1.67%	1.25%	13.84%
2016	17.21	23,317	401,298	0.97%	1.25%	4.77%
2015	16.43	49,235	808,807	1.27%	1.25%	(2.57%)
2014	16.86	70,832	1,194,272	1.59%	1.25%	3.77%
2013	16.25	61,263	995,420	1.28%	1.25%	13.22%
VanEck VIP Global Hard Assets Class S
01/01/2018 - 06/30/2018 (Unaudited)	$7.52	41,211	$309,733	0.00%	1.25%	(1.32%)
2017	7.62	51,941	395,590	0.00%	1.25%	(3.19%)
2016	7.87	96,129	756,227	0.05%	1.25%	41.64%
2015	5.55	7,820	43,431	0.03%	1.25%	(34.45%)
2014	8.47	10,555	89,440	0.00%	1.25%	(20.35%)
01/22/2013 - 12/31/2013	10.64	14,766	157,090	0.02%	1.25%	4.16%

(1)

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)

The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)

Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)

Subsequent to commencement of operations, the American Funds IS International Growth and Income Class 4 and JPMorgan Insurance Trust Income Builder Class 2 Variable Accounts received their annual distributions. The annualized investment income ratios were 29.26% and 15.33%, respectively. Prior to annualization, the ratios were 3.45% and 2.81%, respectively.

(5)	There has been no activity in the JPMorgan Insurance Trust Global Allocation Class 2 and JPMorgan Insurance Trust Income Builder Class 2 Variable Accounts since May 10, 2017.
(6)	There has been no activity in the Neuberger Berman U.S. Equity Index PutWrite Strategy Class S Variable Account since February 8, 2017.

See Notes to Financial Statements	SA-42

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of June 30, 2018, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, State Street Variable Insurance Series Funds, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations as of June 30, 2018 are not presented in this semi-annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

On March 29, 2018, the BlackRock iShares Dynamic Fixed Income V.I. Class I and BlackRock iShares Equity Appreciation V.I. Class I Variable Accounts (“the Liquidated BlackRock Variable Accounts”) were liquidated. Any units that remained in each of the Liquidated BlackRock Variable Accounts after the close of business on March 29, 2018 were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business on March 29, 2018. The Liquidated BlackRock Variable Accounts are not included in this semi-annual report.

On June 28, 2018, the net assets of the Pacific Select Fund’s Long/Short Large-Cap Portfolio Class I, the underlying Portfolio for the Long/Short Large-Cap Variable Account, were transferred to the Pacific Select Fund Main Street Core Portfolio Class I, the underlying Portfolio for the Main Street Core Variable Account through a reorganization (the “Reorganization”). In connection with the Reorganization, any units that remained in the Long/Short Large-Cap Variable Account after the close of business on June 28, 2018 were transferred to the Main Street Core Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the respective Portfolios, as of the close of business on June 28, 2018. The Long/Short Large-Cap Variable Account is not included in this semi-annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account and no changes were made as a result of the enactment of the Tax Cuts and Jobs Act. The Company will periodically review the status of this policy in the event of changes in the tax law.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2018.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account and result in a direct reduction in unit values. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders, and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the Notes to Financial Statements of PSF, which are included in section C of this report. For the period ended June 30, 2018, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contract funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2018, the Variable Accounts’ holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2018 and for the year or period ended December 31, 2017 were as follows:

	2018			2017

	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income	351	(2,114)	(1,763)	28,717	(1,785)	26,932
Diversified Bond	78,829	(22,411)	56,418	21,454	(52,400)	(30,946)
Floating Rate Income	7,592	(5,429)	2,163	5,583	(9,653)	(4,070)
Floating Rate Loan	43,269	(12,822)	30,447	13,710	(33,318)	(19,608)
High Yield Bond	26,291	(36,649)	(10,358)	84,007	(117,532)	(33,525)
Inflation Managed	12,649	(22,794)	(10,145)	22,032	(53,234)	(31,202)
Inflation Strategy	-	(25)	(25)	63	(455)	(392)
Managed Bond	35,164	(67,834)	(32,670)	62,878	(136,284)	(73,406)
Short Duration Bond	75,516	(17,280)	58,236	69,188	(68,220)	968
Emerging Markets Debt	4,044	(19,808)	(15,764)	22,901	(2,757)	20,144
Comstock	8,211	(17,826)	(9,615)	13,946	(52,853)	(38,907)
Developing Growth	20,537	(45,111)	(24,574)	24,057	(63,981)	(39,924)
Dividend Growth	14,103	(56,306)	(42,203)	20,307	(69,530)	(49,223)
Equity Index	7,219	(56,412)	(49,193)	29,071	(120,815)	(91,744)
Focused Growth	38,720	(30,789)	7,931	73,651	(52,846)	20,805
Growth	8,353	(59,059)	(50,706)	15,829	(105,929)	(90,100)
Large-Cap Growth	99,684	(56,527)	43,157	106,192	(78,877)	27,315
Large-Cap Value	5,063	(62,228)	(57,165)	39,456	(74,664)	(35,208)
Main Street Core	35,119	(72,356)	(37,237)	16,074	(143,083)	(127,009)
Mid-Cap Equity	6,539	(47,641)	(41,102)	26,496	(59,984)	(33,488)
Mid-Cap Growth	43,831	(89,269)	(45,438)	70,541	(123,848)	(53,307)
Mid-Cap Value	1,107	(5,544)	(4,437)	5,151	(9,257)	(4,106)
Small-Cap Equity	2,304	(11,258)	(8,954)	20,805	(21,414)	(609)
Small-Cap Index	41,318	(54,204)	(12,886)	53,726	(88,244)	(34,518)
Small-Cap Value	4,355	(22,461)	(18,106)	29,231	(57,876)	(28,645)
Value Advantage	227	(500)	(273)	4,634	(18,068)	(13,434)
Emerging Markets	41,656	(57,160)	(15,504)	44,389	(64,358)	(19,969)
International Large-Cap	10,882	(42,108)	(31,226)	30,526	(82,862)	(52,336)
International Small-Cap	11,066	(8,701)	2,365	12,077	(21,714)	(9,637)
International Value	16,395	(79,535)	(63,140)	28,584	(174,435)	(145,851)
Health Sciences	15,059	(40,418)	(25,359)	15,652	(48,627)	(32,975)
Real Estate	3,048	(17,945)	(14,897)	21,772	(45,414)	(23,642)
Technology	83,880	(74,867)	9,013	140,900	(67,025)	73,875
Currency Strategies	971	(1,537)	(566)	-	(426)	(426)
Diversified Alternatives	-	(485)	(485)	16,574	(8)	16,566
Equity Long/Short	272	(6,853)	(6,581)	12,358	(41,844)	(29,486)
Global Absolute Return	1	(265)	(264)	5,240	(933)	4,307
Pacific Dynamix - Conservative Growth	5,381	(11,111)	(5,730)	24,609	(48,454)	(23,845)
Pacific Dynamix - Moderate Growth	5,164	(2,732)	2,432	21,799	(24,984)	(3,185)
Pacific Dynamix - Growth	11,394	(3,995)	7,399	27,544	(33,419)	(5,875)
Portfolio Optimization Conservative	154,481	(197,820)	(43,339)	26,609	(263,686)	(237,077)
Portfolio Optimization Moderate-Conservative	97,729	(187,450)	(89,721)	61,625	(354,308)	(292,683)
Portfolio Optimization Moderate	177,898	(635,997)	(458,099)	300,521	(1,569,125)	(1,268,604)
Portfolio Optimization Growth	100,369	(610,632)	(510,263)	146,533	(788,751)	(642,218)
Portfolio Optimization Aggressive-Growth	9,165	(278,402)	(269,237)	92,411	(315,120)	(222,709)
PSF DFA Balanced Allocation	34,269	(6,655)	27,614	29,170	(14,397)	14,773
Invesco V.I. Balanced-Risk Allocation Series II	1,284	(7,133)	(5,849)	6,239	(25,323)	(19,084)
Invesco V.I. Equity and Income Series II	68	(181)	(113)	3,932	(140,140)	(136,208)
Invesco V.I. Global Real Estate Series II	7,906	(8,824)	(918)	9,071	(3,701)	5,370
American Century VP Mid Cap Value Class II	4,012	(23,227)	(19,215)	47,370	(169,650)	(122,280)
American Funds IS Asset Allocation Class 4	86,067	(47,171)	38,896	207,455	(237,941)	(30,486)
American Funds IS Blue Chip Income and Growth Class 4	27,795	(13,982)	13,813	27,896	(131,236)	(103,340)
American Funds IS Bond Class 4	100	(1)	99	9,153	(8,441)	712
American Funds IS Capital Income Builder Class 4	657	(260)	397	4,171	(1,810)	2,361

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2018			2017

	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds IS Global Balanced Class 4	10,740	(5,966)	4,774	99,673	(2,275)	97,398
American Funds IS Global Bond Class 4	1,041	(529)	512	2,649	(12,924)	(10,275)
American Funds IS Global Growth and Income Class 4	27,487	(1,597)	25,890	4,879	(4,273)	606
American Funds IS Global Growth Class 4	16,202	(35,241)	(19,039)	51,258	(14,290)	36,968
American Funds IS Global Small Capitalization Class 4	1,381	(948)	433	1,571	(84)	1,487
American Funds IS Growth Class 4	38,083	(47,301)	(9,218)	84,630	(88,514)	(3,884)
American Funds IS Growth-Income Class 4	12,701	(43,333)	(30,632)	42,222	(119,620)	(77,398)
American Funds IS High-Income Bond Class 4	3,418	(16,868)	(13,450)	82,559	(81,995)	564
American Funds IS International Class 4	138,530	(101,957)	36,573	74,490	(49,461)	25,029
American Funds IS International Growth and Income Class 4	10,179	(7,813)	2,366	37,373	(12,387)	24,986
American Funds IS Managed Risk Asset Allocation Class P2	62,588	(577)	62,011	4,644	(52)	4,592
American Funds IS New World Fund Class 4	4,950	(9,000)	(4,050)	21,688	(10,442)	11,246
American Funds IS U.S. Government/AAA-Rated Securities Class 4	362	(16,453)	(16,091)	3,582	(51,216)	(47,634)
BlackRock Global Allocation V.I. Class III	10,320	(55,769)	(45,449)	25,159	(114,715)	(89,556)
BlackRock iShares Alternative Strategies V.I. Class I	5,569	(8,410)	(2,841)	31,393	(4,868)	26,525
BlackRock iShares Dynamic Allocation V.I. Class I	-	(143)	(143)	11,956	(217)	11,739
Fidelity VIP Contrafund Service Class 2	11,839	(7,105)	4,734	62,384	(24,717)	37,667
Fidelity VIP FundsManager 60% Service Class 2	8,219	(351)	7,868	2,235	(436)	1,799
Fidelity VIP Government Money Market Service Class	521,240	(585,971)	(64,731)	582,116	(654,693)	(72,577)
Fidelity VIP Strategic Income Service Class 2	9,294	(3,298)	5,996	10,703	(1,209)	9,494
First Trust Dorsey Wright Tactical Core Class I	77	(505)	(428)	44,518	(4,677)	39,841
First Trust/Dow Jones Dividend & Income Allocation Class I	5,865	(16,769)	(10,904)	40,452	(3,632)	36,820
First Trust Multi Income Allocation Class I	-	(4)	(4)	3,834	(3)	3,831
Franklin Founding Funds Allocation VIP Class 4	563	(12,604)	(12,041)	5,163	(16,776)	(11,613)
Franklin Income VIP Class 2	153	(9,008)	(8,855)	9,107	(2,239)	6,868
Franklin Mutual Global Discovery VIP Class 2	1,141	(12,891)	(11,750)	7,256	(12,838)	(5,582)
Franklin Rising Dividends VIP Class 2	4,420	(49,047)	(44,627)	25,273	(70,799)	(45,526)
Templeton Global Bond VIP Class 2	3,716	(1,788)	1,928	25,833	(22,189)	3,644
Ivy VIP Asset Strategy Class II	4	(1)	3	11	(4)	7
Ivy VIP Energy Class II	13,024	(38,632)	(25,608)	51,220	(40,470)	10,750
Janus Henderson Balanced Service Shares	22,510	(26,759)	(4,249)	16,397	(28,455)	(12,058)
Janus Henderson Flexible Bond Service Shares	1,610	(214)	1,396	3,107	(117)	2,990
JPMorgan Insurance Trust Global Allocation Class 2				-	(1,867)	(1,867)
JPMorgan Insurance Trust Income Builder Class 2				-	(1,860)	(1,860)
ClearBridge Variable Aggressive Growth - Class II	8,640	(9,130)	(490)	-	(5)	(5)
Lord Abbett Bond Debenture Class VC	2,411	(2,757)	(346)	21,340	(16,611)	4,729
Lord Abbett International Equity Class VC	106	(11)	95	49	(219)	(170)
Lord Abbett Total Return Class VC	3,373	(9,266)	(5,893)	19,335	(7,443)	11,892
MFS Total Return Series - Service Class	969	(3,881)	(2,912)	9,245	(11,764)	(2,519)
MFS Utilities Series - Service Class	715	(1,233)	(518)	5,326	(4,765)	561
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S				-	(510)	(510)
Oppenheimer Global Fund/VA Service Shares	32,950	(7,872)	25,078	59,070	(25,221)	33,849
Oppenheimer International Growth Fund/VA Service Shares	6,548	(21)	6,527	7,596	(7,464)	132
PIMCO All Asset All Authority - Advisor Class	126	(2,289)	(2,163)	5,481	(4,011)	1,470
PIMCO CommodityRealReturn Strategy - Advisor Class	190,276	(97,398)	92,878	90,873	(91,616)	(743)
State Street Total Return V.I.S. Class 3	4,573	(1,803)	2,770	1,675	(3,924)	(2,249)
VanEck VIP Global Hard Assets Class S	625	(11,355)	(10,730)	31,230	(75,418)	(44,188)

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Form No. 1 42-18A